AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 21, 2003
-------------------------------------------------------------------------------

                                                      FILE NOS. 333-25045
                                                                811-08175

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-6

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 8

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                 AMENDMENT NO. 1

               GLENBROOK LIFE AIM VARIABLE LIFE SEPARATE ACCOUNT A
                              (Exact Name of Trust)

                       GLENBROOK LIFE AND ANNUITY COMPANY
                               (Name of Depositor)

                                3100 SANDERS ROAD
                              NORTHBROOK, IL 60062
                                 1-847-402-2400
    (TELEPHONE NUMBER ANDADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

                            MICHAEL J. VELOTTA, ESQ.
                       GLENBROOK LIFE AND ANNUITY COMPANY
                                3100 SANDERS ROAD
                              NORTHBROOK, IL 60062
                (NAME AND COMPLETE ADDRESS OF AGENT FOR SERVICE)


                                   COPIES TO:

     RICHARD T. CHOI, ESQUIRE             JOHN E. BUCHANAN, ESQUIRE
     FOLEY & LARDNER                      GLENBROOK LIFE AND ANNUITY
     3000 K STREET, N.W.                  3100 SANDERS ROAD
     SUITE 500                            NORTHBROOK, IL 60062
     WASHINGTON, D.C. 20007-5109

Approximate date of proposed public offering:  continuous.

             IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE
                            (CHECK APPROPRIATE BOX)

/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/ / on date pursuant to paragraph (b) of Rule 485
/x/ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on date pursuant to paragraph (a)(1) of Rule 485



                    IF APPROPRIATE, CHECK THE FOLLOWING BOX:

/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.



The Registrant has registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Section 24 of the Investment Company Act of 1940.

Securities being offered - interests in Glenbrook Life AIM Variable Life Separate Account A of Glenbrook Life and Annuity Company under modified single premium variable life insurance contracts.

AIM LIFETIME PLUS/SM/ VARIABLE LIFE INSURANCE

GLENBROOK LIFE AND ANNUITY COMPANY
300 N. MILWAUKEE AVE.
VERNON HILLS, IL 60061
TELEPHONE (800) 776-6978
PROSPECTUS DATED MAY 1, 2003
 -------------------------------------------------------------------------------
This prospectus describes the AIM LIFETIME PLUS/SM /VARIABLE LIFE INSURANCE CONTRACT, a modified single premium variable life insurance contract (the "CONTRACT") offered by Glenbrook Life and Annuity Company ("WE," "US," or the "COMPANY") for prospective insured persons ages 0-85. The Contract lets you, as the Contract Owner, pay a significant single premium and, subject to restrictions, additional premiums.

The minimum initial premium payment that the Company will accept is $10,000. Premiums are allocated to Glenbrook Life AIM Variable Life Separate Account A (the "VARIABLE ACCOUNT"). The Variable Account invests in shares of the Funds of the AIM Variable Insurance Funds (the "TRUST"). The Trust currently has eighteen Funds (the "FUNDS") available for investment by the Variable Account. Not all of the Funds may be available for investment under your Contract. You should check with your representative for further information on the availability of the Funds.

There is no guaranteed minimum account value ("Account Value") for a Contract. Your in the Contract will vary up or down to reflect the investment experience of the Funds underlying the sub-accounts of the Variable Account (the "VARIABLE SUB-ACCOUNTS") to which you have allocated premiums. You bear the entire investment risk for all amounts so allocated. The Contract continues in effect so long as the cash surrender value ("Cash Surrender Value") is sufficient to pay the monthly charges under the Contract (the "MONTHLY DEDUCTION AMOUNT"). The Contract provides for an Initial Death Benefit shown on the Contract Data page. It may not be to your advantage to purchase variable life insurance either as a replacement for your current life insurance or if you already own a variable life insurance contract.


                    THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
                    DISAPPROVED THE SECURITIES DESCRIBED IN THIS PROSPECTUS,
                    NOR HAS IT PASSED UPON THE ACCURACY OR ADEQUACY OF THIS
                    PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A
                    FEDERAL CRIME.
    IMPORTANT
                    THE CONTRACTS MAY BE DISTRIBUTED THROUGH BROKER-DEALERS
     NOTICES        THAT HAVE RELATIONSHIPS WITH BANKS OR OTHER FINANCIAL
                    INSTITUTIONS OR BY EMPLOYEES OF SUCH BANKS. HOWEVER, THE
                    CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
                    BY SUCH INSTITUTIONS OR ANY FEDERAL REGULATORY AGENCY.
                    INVESTMENT IN THE CONTRACTS INVOLVES INVESTMENT RISKS,
                    INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE CONTRACTS ARE NOT
                    FDIC INSURED.

TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                PAGE

--------------------------------------------------------------------------------
OVERVIEW
--------------------------------------------------------------------------------
  Glossary                                      -
--------------------------------------------------------------------------------
  Summary                                       -
--------------------------------------------------------------------------------
  Fees Table                                    -
--------------------------------------------------------------------------------
BUYING A CONTRACT                               --
--------------------------------------------------------------------------------
  Application                                   --
--------------------------------------------------------------------------------
  Premiums                                      --
--------------------------------------------------------------------------------
  Allocation of Premiums                        --
--------------------------------------------------------------------------------
INVESTMENT CHOICES                              --
--------------------------------------------------------------------------------
  Funds                                         --
--------------------------------------------------------------------------------
  Transfer of Account Value                     --
--------------------------------------------------------------------------------
  Dollar Cost Averaging                         --
--------------------------------------------------------------------------------
  Automatic Fund Rebalancing                    --
--------------------------------------------------------------------------------
  Voting Rights                                 --
--------------------------------------------------------------------------------
ACCOUNT VALUE                                   --
--------------------------------------------------------------------------------
  Accumulation Units                            --
--------------------------------------------------------------------------------
  Accumulation Unit Values                      --
--------------------------------------------------------------------------------
  Account Statement                             --
--------------------------------------------------------------------------------
DEDUCTIONS AND CHARGES                          --
--------------------------------------------------------------------------------
  Monthly Deductions                            --
--------------------------------------------------------------------------------
  Cost of Insurance Charge                      --
--------------------------------------------------------------------------------
  Tax Expense Charge                            --
--------------------------------------------------------------------------------
  Administrative Expense Charge                 --
--------------------------------------------------------------------------------
  Other Deductions                              --
--------------------------------------------------------------------------------
  Mortality and Expense Risk Charge             --
--------------------------------------------------------------------------------
  Annual Maintenance Fee                        --
--------------------------------------------------------------------------------
 Taxes Charged Against the Variable Account     --
--------------------------------------------------------------------------------
 Charges Against the Funds                      --
--------------------------------------------------------------------------------
 Withdrawal Charge                              --
--------------------------------------------------------------------------------

                                                PAGE

--------------------------------------------------------------------------------
  Confinement Waiver Benefit                    --
--------------------------------------------------------------------------------
  Due and Unpaid Premium Tax Charge             --
--------------------------------------------------------------------------------
DEATH BENEFIT                                   --
--------------------------------------------------------------------------------
  Accelerated Death Benefit                     --
--------------------------------------------------------------------------------
  Beneficiary                                   --
--------------------------------------------------------------------------------
ACCESS TO YOUR MONEY                            --
--------------------------------------------------------------------------------
  Contract Loans                                --
--------------------------------------------------------------------------------
  Surrender of the Contract                     --
--------------------------------------------------------------------------------
  Partial Withdrawals                           --
--------------------------------------------------------------------------------
  Payment Options                               --
--------------------------------------------------------------------------------
  Suspension of Payments                        --
--------------------------------------------------------------------------------
CONTRACT TERMS                                  --
--------------------------------------------------------------------------------
  Changes to Contract Terms                     --
--------------------------------------------------------------------------------
  State Exceptions                              --
--------------------------------------------------------------------------------
  Change of Owner or Beneficiary                --
--------------------------------------------------------------------------------
  Assignment                                    --
--------------------------------------------------------------------------------
  Last Survivor Contracts                       --
--------------------------------------------------------------------------------
  Limit on Rights to Contest                    --
--------------------------------------------------------------------------------
  Misstatement of Age and Sex                   --
--------------------------------------------------------------------------------
  Dividends                                     --
--------------------------------------------------------------------------------
  Lapse and Reinstatement                       --
--------------------------------------------------------------------------------
  Cancellation and Exchange Rights              --
--------------------------------------------------------------------------------
FEDERAL TAX MATTERS                             --
--------------------------------------------------------------------------------
OTHER INFORMATION                               --
--------------------------------------------------------------------------------
  Allstate                                      --
--------------------------------------------------------------------------------
  The Variable Account                          --
--------------------------------------------------------------------------------
  Performance Information                       --
--------------------------------------------------------------------------------
  Legal Matters                                 --
--------------------------------------------------------------------------------
  Financial Statements                          --
--------------------------------------------------------------------------------
OBTAINING ADDITIONAL INFORMATION                --
--------------------------------------------------------------------------------

GLOSSARY
--------------------------------------------------------------------------------

As used in this prospectus, the following terms have the indicated meanings:

ACCOUNT VALUE:                               The aggregate value under a Contract of the Variable Sub
                                             the Loan Account.
-----------------------------------------------------------------------------------------------------
ACCUMULATION UNIT:                           An accounting unit of measure used to calculate the valu
                                             Account.
-----------------------------------------------------------------------------------------------------
AGE:                                         The Insured's age at the Insured's last birthday.
-----------------------------------------------------------------------------------------------------
CASH SURRENDER VALUE:                        The Cash Value less all Indebtedness and the Annual Main
                                             applicable.
-----------------------------------------------------------------------------------------------------
CASH VALUE:                                  The Account Value less any: (1) applicable withdrawal ch
                                             and unpaid Premium Tax Charges.
-----------------------------------------------------------------------------------------------------
CODE OR INTERNAL REVENUE CODE:               The Internal Revenue Code of 1986, as amended.
-----------------------------------------------------------------------------------------------------
CONTRACT ANNIVERSARY:                        The same day and month as the Contract Date for each sub
                                             Contract remains in force.
-----------------------------------------------------------------------------------------------------
CONTRACT DATE:                               The date on or as of which coverage under a Contract bec
                                             and the date from which Contract Anniversaries, Contract
                                             Contract months are determined.
-----------------------------------------------------------------------------------------------------
CONTRACT OWNER:                              The person having rights to benefits under the Contract
                                             of the Insured; the Contract Owner may or may not be the
-----------------------------------------------------------------------------------------------------
CONTRACT YEARS:                              Annual periods computed from the Contract Date.
-----------------------------------------------------------------------------------------------------
DEATH BENEFIT:                               The greater of: (1) the Specified Amount, or (2) the Acc
                                             date of death multiplied by the death benefit ratio as s
                                             Contract.
-----------------------------------------------------------------------------------------------------
FREE WITHDRAWAL AMOUNT:                      The amount of a surrender or partial withdrawal that is
                                             Withdrawal Charge. This amount in any Contract Year is
                                             10
                                             % of total
                                             premiums paid.
-----------------------------------------------------------------------------------------------------
FUNDS:                                       The registered management investment companies in which
                                             Variable Account may be invested.
-----------------------------------------------------------------------------------------------------
INDEBTEDNESS:                                All Contract loans, if any, and accrued loan interest.
-----------------------------------------------------------------------------------------------------
INITIAL DEATH BENEFIT:                       The Initial Death Benefit under a Contract is shown on t
                                             page.
-----------------------------------------------------------------------------------------------------
INSURED:                                     The person whose life is insured under a Contract.
-----------------------------------------------------------------------------------------------------
LOAN ACCOUNT:                                An account in the Company's General Account, established
                                             amounts transferred from the Variable Sub-Accounts for r
                                             The Loan Account credits a fixed rate of interest that i
                                             different from the investment experience of the Variable
-----------------------------------------------------------------------------------------------------
MONTHLY ACTIVITY DATE:                       The day of each month on which the Monthly Deduction Amo
                                             deducted from the Account Value of the Contract. Monthly
                                             occur on the same day of the month as the Contract Date.
                                             equal to the Monthly Activity Date in a particular month
                                             Activity Date will be the last day of that month.
-----------------------------------------------------------------------------------------------------
MONTHLY DEDUCTION AMOUNT:                    A deduction on each Monthly Activity Date for the cost o
                                             charge, the tax expense charge and the administrative ex
-----------------------------------------------------------------------------------------------------
SPECIFIED AMOUNT:                            The minimum death benefit under a Contract, equal to the
                                             Benefit on the Contract Date. Thereafter it may change i
                                             the terms of the partial withdrawal and the subsequent p
                                             of the Contract. A withdrawal reduces the Specified Amou
                                             proportion that the withdrawal reduces Account Value. A
                                             premium payment increases the Specified Amount only to t
                                             necessary for the Contract to remain within the definiti
                                             contract under the Internal Revenue Code.
-----------------------------------------------------------------------------------------------------
VALUATION DATE:                              Every day the New York Stock Exchange is open for tradin
                                             the Variable Account is determined at the close of regul
                                             New York Stock Exchange (currently 4:00 p.m. Eastern Tim
                                             Valuation Day.
-----------------------------------------------------------------------------------------------------
VALUATION PERIOD:                            The period between the close of regular trading on the N
                                             Exchange on successive Valuation Dates.
-----------------------------------------------------------------------------------------------------
VARIABLE ACCOUNT:                            Glenbrook Life AIM Variable Life Separate Account A, an
                                             established by the Company to separate the assets fundin
                                             from other assets of the Company.
-----------------------------------------------------------------------------------------------------
VARIABLE SUB-ACCOUNT:                        The subdivisions of the Variable Account used to allocat
                                             Owner's Account Value, less Indebtedness, among the
                                             Funds of the
                                             Trust.

------------------------------------------------------------------------------------------------------------------------------------

SUMMARY
--------------------------------------------------------------------------------

The following highlights certain features of the Contract. Please read the remainder of this prospectus for more information.


THE CONTRACT
The Contract is a life insurance contract with death benefits, cash values, and other traditional life insurance features. Because the Contract provides for an accumulation of Cash Value as well as a Death Benefit, described below, you can use the Contract for various individual and business financial planning purposes.

The Contract is "variable." Unlike the fixed benefits of ordinary whole life insurance, the Account Value will increase or decrease based on the investment experience of the Funds of the Trust to which you have allocated premiums. Similarly, the Death Benefit may increase or decrease under some circumstances. However, so long as the Contract remains in effect, the Death Benefit will not decrease below the Initial Death Benefit if you make no withdrawals or loans. We credit each Contract with units ("Accumulation Units") to calculate Account Values. You may transfer the Account Value among the Variable Sub-Accounts.

We issue the Contract on either a single life or a "last survivor" basis. For a discussion of how last survivor Contracts operate differently from single life Contracts, see "Last Survivor Contracts," page __. In some states, the Contracts may be issued in the form of a group Contract. In those states, we will issue a certificate evidencing your rights under the group Contract. The terms "Contract" and "Contract Owner", as used in this prospectus, refer to and include such a certificate and certificate owner, respectively.


INVESTMENT CHOICES
The Contract currently offers 18 Variable Sub-Accounts to which you may allocate your premiums. Each Variable Sub-Account invests in shares of a corresponding Fund of the Trust. Please refer to the Fund prospectus for more information about the Funds. We have briefly summarized the investment objectives of the Funds below under "Investment Choices," page __.


PREMIUMS
The Contract requires the Contract Owner to pay an initial premium of at least $10,000. You may make additional premium payments of at least $500 once in each Contract year, subject to certain additional conditions (see "The
Contract-Premiums" at page __).

We reserve the right to obtain satisfactory evidence of insurability before accepting any additional premium payments requiring an increase in Specified Amount. We also reserve the right to reject an additional premium payment for any reason. Additional premium payments may require an increase in the Specified Amount in order for the Contract to meet the definition of a life insurance contract under the Internal Revenue Code. Additional premiums may also be paid at any time and in any amount necessary to avoid termination of the Contract.


DEATH BENEFIT
The Contract provides for an Initial Death Benefit shown on the Contract data page. The death benefit ("Death Benefit") payable under the Contract may be greater than the Initial Death Benefit. However, so long as the Contract continues in effect and if no withdrawals or loans are made, the Death Benefit will never be less than the Initial Death Benefit. At the death of the Insured while the Contract is in force, we will pay the Death Benefit (less any Indebtedness and certain due and unpaid Monthly Deduction Amounts) to the beneficiary. The Death Benefit, which is determined at the date of the Insured's death is the greater of (1) the Specified Amount, which is the then current value of the guaranteed death benefit under the Contract, or (2) the Account Value multiplied by the death benefit ratio set forth in the Contract. See "Death Benefits," page __.


ACCOUNT VALUE
The Account Value of the Contract will increase or decrease to reflect (1) the investment experience of the Funds underlying the Variable Sub-Accounts to which you have allocated Account Value; (2) interest credited to the Loan Account; and
(3) deductions for the mortality and expense risk charge, the Monthly Deduction Amount, and the annual maintenance fee. There is no minimum guaranteed Account Value. You bear the risk of investment in the Variable Sub-Accounts. See "Account Value," pages __.


CONTRACT LOANS
You may obtain one or both of two types of cash loans from the Company. Both types of loans are secured by your Contract. The maximum amount available for such loans is 90% of the Contract's Cash Value, less the sum of: the amount of all loans existing on the date of the loan request (including loan interest to the next Contract Anniversary), plus any annual maintenance fee due on or before the next Contract Anniversary, plus any due and unpaid Monthly Deduction Amounts. See "Access to Your Money-Contract Loans," page __. Amounts received as a loan are subject to current taxation to the extent of accumulated earnings in the Contract and may be subject to a 10% penalty tax. See "Federal Tax Matters," page __.


WITHDRAWALS
You may make partial withdrawals from your Contract. See "Access to Your Money--Partial Withdrawals," on page __. Withdrawals may be subject to a withdrawal charge and unpaid premium tax charge. Partial withdrawals may reduce your Death Benefit. Earnings withdrawn will be subject to current taxation and may be subject to a 10% penalty tax.


LAPSE
Your Contract may terminate if its Cash Surrender Value on any Monthly Activity Date is less than the required Monthly Deduction Amount. We will give you written notice of the circumstance and 61 day grace period during which additional amounts may be paid to continue the Contract. See "Access to Your Money-Contract Loans," page __ and "Lapse and Reinstatement," page __.


CANCELLATION AND EXCHANGE RIGHTS
You have a limited period of time in which you may return your Contract for cancellation after you purchase it. We call this period of time the "cancellation period." The cancellation period (which varies by state) is specified in your Contract. If you choose to exercise this right, we may require that you return your Contract to us within the cancellation period following delivery of the Contract to you. We will then return to you, within 7 days thereafter, any premiums paid for the Contract adjusted, if applicable law permits, to reflect any investment gain or loss resulting from allocation to the Variable Account prior to the date of cancellation. In those states where We are required to return the premiums paid without such adjustment we reserve the right, if state law so permits, to allocate all premium payments made prior to the expiration of the cancellation period to the Money Market Variable Sub-Account of the Variable Account.

In addition, once the Contract is in effect, you may be able to exchange it during the first 24 months after its issuance for a permanent life insurance contract on the life of the Insured without submitting proof of insurability. We reserve the right to make available such a contract that is offered by us or any Company affiliated with us without evidence of insurability. See "Cancellation and Exchange Rights," page __.


TAX CONSEQUENCES
Current federal tax law generally excludes all Death Benefit payments from the gross income of the Contract beneficiary. The Contracts generally will be treated as modified endowment contracts. This status does not affect the Contracts' classification as life insurance, nor does it affect the exclusion of Death Benefit payments from gross income. However, loans, distributions or other amounts received under a modified endowment contract are taxed to the extent of gain in the Contract (generally, the excess of Account Value over premiums paid) and may be subject to a 10% federal tax penalty. See "Federal Tax Matters," page
__.


CERTAIN RISKS OF INVESTING IN THE CONTRACT
Purchasing the Contract entails certain risks. For example, the Account Value of your Contract will rise or fall depending on the investment performance of the Variable Sub-Accounts (and their corresponding Funds) that you have selected. If the investment performance of Variable Sub-Accounts is poorer than expected or if sufficient premiums are not paid, the Contract may lapse, that is, terminate without value. Even if it does not lapse, it may not accumulate sufficient Account Value to fund the purpose for which you purchased the Contract.

Withdrawals and Contract loans may significantly affect current and future Account Value, Cash Surrender Value, or Death Benefit proceeds. Depending upon Variable Sub-Account investment performance and the amount of a withdrawal or Contract loan, the withdrawal (and the charges imposed thereon) or loan may cause a Contract to lapse. Withdrawals and Contract loans may have tax consequences. See "Contract Loans" and "Partial Withdrawals" under "Access to Your Money" on page __.

Because the Contract is designed to provide benefits on a long-term basis, before purchasing a Contract for a particular purpose you should consider whether the long-term nature of the Contract is consistent with the purpose for which you are considering it. Using a Contract for a particular purpose may have tax consequences. (See "Federal Tax Matters," page __.)

Please refer to the Trust prospectus for a discussion of the risks of each Fund.

FEE TABLE
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, making a withdrawal, or surrendering the Contract. The first table describes the fees and expenses that you will pay when you make a withdrawal, surrender the Contract, or transfer Account Value among the Variable Sub-Accounts.

                            Transaction Expenses
-------------------------------------------------------------------------------
CHARGE                       WHEN CHARGE IS DEDUCTED   AMOUNT DEDUCTED
-------------------------------------------------------------------------------
Withdrawal Charge (% of      Upon each withdrawal or   Maximum 7.75%*
initial withdrawal)          surrender
-------------------------------------------------------------------------------
Due and Unpaid Premium Tax   Upon each withdrawal or
Charge (% of initial         surrender                 Maximum 2.25%**
premium withdrawn)
-------------------------------------------------------------------------------
Transfer Charges             Upon each transfer        $10.00***
-------------------------------------------------------------------------------


*Declines to 0.0% after 9 Contract Years. The applicable withdrawal charge depends on the Contract Year in which the withdrawal is made. See "Withdrawal Charge," for more details. Each Contract Year, you may withdraw up to 10% of the total amount of your premiums paid as of the date of withdrawal without incurring a Withdrawal Charge.

**Declines to 0.0% after 9 Contract Years. See "Due and Unpaid Premium Tax
   Charge" for more details. The applicable due and unpaid premium tax charge depends on the Contract Year in which the withdrawal is made. Each Contract Year, you may withdraw up to 15% of the total amount of your premiums paid as of the date of withdrawal without incurring a Due and Unpaid Premium Tax Charge.

*** Applies solely to the thirteenth and subsequent transfers within a Contract
   Year excluding transfers due to dollar cost averaging or automatic fund rebalancing. Currently, we are waiving the transfer fee.

The next table describes the fees and expenses that you will pay periodically during the time you own the Policy, not including Fund fees and expenses.


                      Periodic Charges, Other Than Fund Annual Expenses
------------------------------------------------------------------------------------------------
Charge                  When Charge is          Current Amount          Maximum Amount Deducted
                        Deducted                Deducted (Annual Rate)
------------------------------------------------------------------------------------------------
Mortality and Expense   Daily                   0.90% of average daily  Same as current
Risk Charge                                     net assets
------------------------------------------------------------------------------------------------
Administrative Expense                          0.25% of Account Value
Charge                  Monthly                 on the Monthly          Same as current
                                                Activity Date
------------------------------------------------------------------------------------------------
                        Monthly (Contract       0.40% of Account Value
Tax Expense Charge      Years 1-10 only)        on the Monthly          Same as current
                                                Activity Date
------------------------------------------------------------------------------------------------
                                                1.00% of Account Value
                                                on the Monthly
                                                Activity Date/(3)/
                                                (Contract Years 1-10);
Cost of Insurance/(1)/                          0.90% of Account Value  Ranges from $0.12 to
for Single Life                                 on the Monthly          $82.92 per $1,000 of net
Contract/(2)/           Monthly                 Activity Date/(3)/      amount at risk /(4,5)/
                                                (Contract Years 11+)
------------------------------------------------------------------------------------------------
                                                1.00% of Account Value
                                                on the Monthly
                                                Activity Date/(3)/
Cost of Insurance for                           (Contract Years 1-10);
Representative Owner                            0.90% of Account Value
(Male, non-smoker, age                          on the Monthly          $0.76 per $1,000 of net
53)                     Monthly                 Activity Date/(3)/      amount at risk /(4)/
                                                (Contract Years 11+)
------------------------------------------------------------------------------------------------
Contract Maintenance    Each Contract           $35.00 /(6)/            Same as current
Fee                     Anniversary
------------------------------------------------------------------------------------------------

(1) Cost of insurance charges vary based on the Insured's age, sex, underwriting class, policy year, net amount at risk, and face amount. The maximum cost of insurance varies based on the Insured age, sex and underwriting class. The cost of insurance charges shown in the table may not be typical of the charges you will pay. Your Contract data page will indicate the guaranteed cost of insurance charge applicable to your Contract, and more detailed information concerning your cost of insurance charges is available on request by calling us at 1-800-822-8773.

(2) The Cost of Insurance Charge shown above assumes a special rating class single-life Contract. Contracts with standard rating class and/or joint-life Contracts would have lower expenses as follows:

                                                                       Current amount          Maximum amount
                                                                       deducted (annually as   deducted (per $1,000
                                               When Charge is          a % of Account Value    of net amount at risk
Cost of Insurance /(1)/                        Deducted                on Monthly Activity     /(3)/
                                                                       Date)
------------------------------------------------------------------------------------------------------------------------------------
Standard*-Single Life Contract/(7)/                                    Contract Years 1-10:    Ranges from: $0.06 t
                                                                       0.65%                   $82.50
                                                                       Contract Years 11+:
                                                                       0.55%
-----------------------------------------------                        -------------------------------------------------------------
                                                      Monthly          Contract Years 1-10:
                                                                       0.30%                   Ranges from: $0.000145
Standard-Joint Life Contract/(8)/                                      Contract Years 11+:     to $79.1667
                                                                       0.20%
-----------------------------------------------                        -------------------------------------------------------------
                                                                       Contract Years 1-10:
                                                                       0.65%                   Ranges from: $0.00061
Special*-Joint Life Contract/(9)/                                      Contract Years 11+:     to $79.5833
                                                                       0.55%
------------------------------------------------------------------------------------------------------------------------------------


* In some states, this underwriting classification is called "Rated".

(3) The current cost of insurance charge under the Contracts will never exceed the guaranteed maximum cost of insurance charge shown in your Contract.

(4) The net amount at risk is equal to the death benefit on the Monthly Activity Date minus the Account Value on that same date prior to assessing the Monthly Deduction Amount.

(5) Charge of $0.12 per $1,000 net amount at risk assumes a male insured age 8 to 10, or a female age 4 to 13. Charge of $82.50 per $1,000 net amount at risk assumes a male insured age 99 or higher. We will waive this fee if total premiums paid to date are $50,000 or more.

(6) Charge of $0.11 per $1,000 net amount at risk assumes a female insured age
  10. Charge of $82.92 per $1,000 net amount at risk assumes a male insured age 99 or higher.

(7) Charge of $0.000145 per $1,000 net amount at risk assumes an attained joint equal age 18. Charge of $79.1667 per $1,000 net amount at risk assumes an attained joint equal age 99 or higher. Charge of $0.05673 per $1,000 net amount at risk for representative owner assumes an attained joint equal age 53.

(8) Charge of $0.00061 per $1,000 net amount at risk assumes an attained joint equal age 18. Charge of $79.5033 per $1,000 net amount at risk assumes an attained joint equal age 99 or higher. Charge of $0.11346 per $1,000 net amount at risk for representative owner assumes an attained joint equal age 53.

We assess a tax expense charge as described above. However, we do not currently assess a charge for federal income taxes that may be attributable to the operations of the Variable Account, although we may do so in the future. See "Deductions and Charges - Other Deductions - Taxes Charged Against the Variable Account," page __.

The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. Advisers and/or other service providers of certain Funds may have agreed to waive their fees and/or reimburse Fund expenses in order to keep the Funds' expenses below specified limits. The range of expenses shown in this table does not show the effect of any such fee waiver or expense reimbursement. More detail concerning each Fund's fees and expenses appears in the prospectus for each Fund.


        ANNUAL FUND EXPENSES

-------------------------------------------------------------------------------
                                            Minimum              Maximum
-------------------------------------------------------------------------------
Total Annual Fund Operating Expenses*
(expenses that are deducted from Fund
assets, including management fees,
distribution and/or service 12b-1            0.46%                2.12%
fees, and other expenses)
-------------------------------------------------------------------------------



* Expenses are shown as a percentage of Fund average daily net assets (before any waiver or reimbursement) as of December 31, 2002.

BUYING A CONTRACT
--------------------------------------------------------------------------------


APPLICATION
To purchase a Contract, you must submit an application to Us. We will issue a Contract only on the lives of Insureds age 0-85 who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules, and we reserve the right to reject an application for any lawful reason. If we do not issue a Contract, we will return the premium to the applicant. You must submit your application and obtain our approval before you pay your initial premium. The Insured will be covered under the Contract as of the Contract Date. The Contract Date also determines Monthly Activity Dates, Contract months, and Contract Years.

Once we have received the initial premium and approved the underwriting, we will issue the Contract on the date we have received the final requirement for issue. In the case of simplified underwriting, we will issue the Contract or deny coverage within 3 business days of receipt of premium. The Insured will be covered under the Contract, however, as of the Contract Date. Since the Contract Date will generally be the date the Company receives the initial premium, coverage under a Contract may begin before the Contract is actually issued (unless we receive the premium under a "conditional receipt," as discussed in the following paragraph). If the initial premium is over the limits we establish from time to time (currently $2,000,000), we will not accept the initial payment with the application without prior approval. In other cases, where we receive the initial payment with the application, we will provide fixed conditional insurance during underwriting according to the terms of a conditional receipt. The fixed conditional insurance will be the insurance applied for, up to a maximum that varies by age.


PREMIUMS
The Contract is designed to require a substantial initial premium payment and, subject to the conditions described below, additional premium payments.

The initial premium payment purchases a Death Benefit initially equal to the Contract's Specified Amount. The minimum initial payment is $10,000.

Under our current underwriting rules, which are subject to change, proposed Insureds are eligible for simplified underwriting without a medical examination if their application responses and anticipated initial premium payment meet simplified underwriting standards. Customary underwriting standards will apply to all other proposed Insureds. The maximum initial premium currently permitted on a simplified underwriting basis varies with the issue age of the Insured according to the following table:


        SIMPLIFIED UNDERWRITING
           ISSUE AGE              MAXIMUM INITIAL PREMIUM*
-------------------------------  --------------------------
             0-34                       Not available
-----------------------------------------------------------
             35-44                     $       15,000
-----------------------------------------------------------
             45-54                     $       30,000

-----------------------------------------------------------
             55-64                     $       50,000
-----------------------------------------------------------
             65-80                     $      100,000
-----------------------------------------------------------
          Over age 80                   Not available
-----------------------------------------------------------


*These limits may vary by state.

Additional premium payments may be made at any time, subject to the following conditions:

.. only one additional premium payment may be made in any Contract Year;

.. each additional premium payment must be at least $500;

.. the attained age of the Insured must be less than 86 at the time that we receive any additional premium payments; and

.. absent submission of new evidence of insurability of the Insured, the maximum additional payment permitted in a Contract Year is the "Guaranteed Additional Payment." The Guaranteed Additional Payment is the lesser of (1) $5,000, or
  (2) a percentage of initial payment (5% for attained ages 40-70, and 0% for attained ages 20-39 and 71-90).

We reserve the right to obtain satisfactory evidence of insurability upon any additional premium payments requiring an increase in Specified Amount. We also reserve the right to reject any additional premium payment for any reason.

Additional premium payments may require an increase in Specified Amount in order for the Contract to remain within the definition of a life insurance contract under Section 7702 of the Code.

Unless you request otherwise in writing, we will apply any additional premium payment received while a Contract loan is outstanding: first, as a repayment of Indebtedness, and second, as an additional premium payment, subject to the conditions described above. You may pay additional premiums at any time and in any amount necessary to avoid termination of the Contract without evidence of insurability.


ALLOCATION OF PREMIUMS
Upon completion of underwriting, We will either issue a Contract, or deny coverage and return all premiums. If we issue a Contract, we will allocate the initial premium payment on the date the Contract is issued according to the initial premium allocation instructions you specified in your application. Your premium payments are allocated to the Sub-Account(s) in the proportions that you have selected. We do not accept premium payments prior to the completion of underwriting. We reserve the right to allocate the initial premium to the Money Market Variable Sub-Account during the cancellation period in those states where state law requires premiums to be returned upon exercise of the cancellation right.

We will allocate any subsequent premium that we receive in the same manner as the initial premium, unless we have received different allocation instructions from the Contract owner. You may change your premium allocation upon written request to us at the address on the first page of this prospectus.

INVESTMENT CHOICES
--------------------------------------------------------------------------------

You may allocate your premium payments to up to 18 Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Fund, listed below. Each Fund has its own investment objective(s) and policies. We briefly describe the Funds below. For more complete information about each Fund, including investment objectives, policies, expenses, charges and risks associated with the Fund, please refer to the accompanying prospectuses for the Funds. You should carefully review the Fund prospectuses before allocating amounts to the Variable Sub-Accounts. You may obtain Fund prospectuses by calling us at 1-800-822-8773.


FUND:                   FUND OBJECTIVE:
-------------------------------------------------------------------------------
AIM V.I. Aggressive     The Fund is a diversified Fund which seeks to achieve
 Growth Fund             long-term growth of capital.
-------------------------------------------------------------------------------
AIM V.I. Balanced Fund  The Fund is a diversified Fund which seeks to achieve as high a total return as possible, consistent with
                         preservation of capital.
-------------------------------------------------------------------------------
AIM V.I. Basic Value    The Fund is a diversified Fund which seeks to achieve
 Fund                    long-term growth of capital.
-------------------------------------------------------------------------------
AIM V.I. Blue Chip      The Fund is a diversified Fund which seeks to achieve
 Fund                    long-term growth of capital with a secondary objective
                         of current income.
-------------------------------------------------------------------------------
AIM V.I. Capital        The Fund is a diversified Fund which seeks growth of
 Appreciation Fund       capital.
-------------------------------------------------------------------------------
AIM V.I. Capital         The Fund
 Development Fund        is a diversified Fund which seeks long-term growth of
                         capital.
-------------------------------------------------------------------------------
AIM V.I. Core Equity    The Fund is a diversified Fund which seeks growth of
 Fund                    capital with a secondary objective of current income.
-------------------------------------------------------------------------------
AIM V.I. Dent            The Fund
 Demographic Trends      is a diversified Fund which seeks long-term growth of
 Fund                    capital.
-------------------------------------------------------------------------------
AIM V.I. Diversified    The Fund is a diversified Fund which seeks a high
 Income Fund             level of current income.
-------------------------------------------------------------------------------
AIM V.I. Global         The Fund is a non diversified Fund which seeks a high
 Utilities Fund          total return.
-------------------------------------------------------------------------------
AIM V.I. Government     The Fund is a diversified Fund which seeks a high
 Securities Fund         level of current income consistent with reasonable
                         concern for safety of principal.
-------------------------------------------------------------------------------
AIM V.I. Growth Fund    The Fund is a diversified Fund which seeks growth of
                         capital.
-------------------------------------------------------------------------------
AIM V.I. High Yield     The Fund is a diversified Fund which seeks to achieve
 Fund                    a high level of current income.
-------------------------------------------------------------------------------
AIM V.I. International   The Fund
 Growth Fund             is a diversified Fund which seeks long-term growth of
                         capital.
-------------------------------------------------------------------------------
AIM V.I. Mid Cap Core   The Fund is a diversified Fund which seeks long term
 Equity                  -growth of capital.
-------------------------------------------------------------------------------
AIM V.I. Money Market   The Fund is a diversified Fund which seeks as high a
 Fund                    level of current income as is consistent with the
                         preservation of capital and liquidity.
-------------------------------------------------------------------------------
AIM V.I. New             The Fund
 Technology Fund         is a diversified Fund which seeks long-term growth of
                         capital.
-------------------------------------------------------------------------------
AIM V.I. Premier         The Fund
 Equity Fund             is a diversified Fund which seeks long-term growth of
                         capital and income as a secondary objective.
-------------------------------------------------------------------------------

                          AIM VARIABLE INSURANCE FUNDS

A Funds investment objective may be changed by the Fund's Board of Trustees without shareholder approval.

AMOUNTS YOU ALLOCATE TO VARIABLE SUB-ACCOUNTS MAY GROW IN VALUE, DECLINE IN VALUE, OR GROW LESS THAN YOU EXPECT, DEPENDING ON THE INVESTMENT PERFORMANCE OF THE FUNDS IN WHICH THOSE VARIABLE SUB-ACCOUNTS INVEST. YOU BEAR THE INVESTMENT RISK THAT THE FUNDS MIGHT NOT MEET THEIR INVESTMENT OBJECTIVES. SHARES OF THE FUNDS ARE NOT DEPOSITS, OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

FUNDS MAY NOT BE MANAGED BY THE SAME FUND MANAGERS WHO MANAGE RETAIL MUTUAL FUNDS WITH SIMILAR NAMES. THESE FUNDS ARE LIKELY TO DIFFER FROM RETAIL FUNDS IN ASSETS, CASH FLOW, AND TAX MATTERS. ACCORDINGLY, THE HOLDINGS AND INVESTMENT RESULTS OF A FUND CAN BE EXPECTED TO BE HIGHER OR LOWER THAN THE INVESTMENT RESULTS OF RETAIL MUTUAL FUNDS.

INVESTMENT ADVISOR FOR THE FUNDS
A I M Advisors, Inc. ("AIM") serves as the investment advisor to each Fund. AIM was organized in 1976, and together with its domestic subsidiaries, manages or advises over 150 investment company Funds (including the Funds) encompassing a broad range of investment objectives. AIM is a wholly owned subsidiary of A I M Management Group, Inc. ("AIM Management"). AIM Management is a holding company engaged in the financial services business and is an indirect wholly owned subsidiary of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group engaged in institutional investment management and retail mutual fund business in the United States, Europe, and the Pacific Region.

Certain of the Funds may sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Fund. The boards of directors or trustees of these Funds monitor for possible conflicts among separate accounts buying shares of the Funds. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, a Fund's board of directors or trustees may require a separate account to withdraw its participation in a Fund. A Fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.

We reinvest all investment income of and other distributions to each Variable Sub-Account arising from the corresponding Fund in additional shares of that Fund at net asset value. The income and both realized and unrealized gains or losses on the assets of each Variable Sub-Account are therefore separate and are credited to or charged against the Variable Sub-Account without regard to income, gains or losses from any other Variable Sub-Account or from any other business of Allstate. Allstate will purchase shares in the Funds in connection with premiums allocated to the corresponding Variable Sub-Account in accordance with Contract Owners' directions and will redeem shares in the Fund to meet Contract obligations or make adjustments in reserves, if any.

We reserve the right, subject to compliance with the law as then in effect, to make additions to, deletions from, or substitutions for the Fund shares underlying the Variable Sub-Accounts. If shares of a Fund should no longer be available for investment, or if, in the judgment of the Company's management, further investment in shares of a Fund should become inappropriate in view of the purposes of the Contracts, we may substitute shares of another Fund for shares already purchased, or to be purchased in the future, under the Contracts. We will not make any such substitution without notice to Contract Owners. We will also obtain prior approval of the Securities and Exchange Commission to the extent required by the 1940 Act. We reserve the right to establish additional Variable Sub-Accounts of the Variable Account, each of which would invest in shares of another Fund or Fund. Subject to Contract Owner approval, we also reserve the right to end the registration under the 1940 Act of the Variable Account or any other separate accounts of which it is the depositor or to operate the Variable Account as an investment management company under the 1940 Act.


TRANSFER OF ACCOUNT VALUE
While the Contract remains in force, and subject to our transfer rules then in effect, you may request that part or all of the Account Value of a particular Variable Sub-Account be transferred to other Variable Sub-Accounts. We reserve the right to impose a $10 charge on each such transfer in excess of 12 per Contract Year. However, there are no charges on transfers at the present time. The minimum dollar amount that you may transfer is shown on the Contract data page (currently there is no minimum) or the total amount in the Variable Sub-Account, whichever is less.

On days when the New York Stock Exchange ("NYSE") is open for trading, we will accept transfer requests if we receive them at (800) 776-6978 before the close of regular trading (currently 4:00 p.m., Eastern Time). We effect such telephone transfer requests at the next computed value. In the event that the NYSE closes early, i.e., before 4:00 p.m. Eastern Time, or in the event that the NYSE closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the NYSE on that particular day. We will not accept telephone requests received at any telephone number other than the number that appears in this paragraph or received after the close of trading on the NYSE.

Transfers by telephone may be made by the Contract Owner's agent of record or attorney-in-fact pursuant to a power of attorney. Telephone transfers may not be permitted in some states. The policy of the Company and its agents and affiliates is that they will not be responsible for losses resulting from acting upon telephone requests they reasonably believe to be genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, we may be liable for any losses due to unauthorized or fraudulent instructions. The procedures we follow for transactions initiated by telephone include requirements that callers on behalf of a Contract Owner identify themselves and the Contract Owner by name and social security number or other identifying information. All transfer instructions by telephone are tape recorded. Otherwise, you must submit transfer requests in writing, on a form we provide.

As a result of a transfer, we will reduce the number of Accumulation Units credited to the Variable Sub-Account from which the transfer is made. The reduction is equal to the amount transferred divided by the Accumulation Unit Value of that Variable Sub-Account on the Valuation Date we receive the transfer request. Similarly, we will increase the number of Accumulation Units credited to the Variable Sub-Account to which the transfer is made. The increase is equal to the amount transferred divided by the Accumulation Unit Value of that Sub-Account on the Valuation Day we receive the transfer request. For Contracts issued after May 1, 1999, we reserve the right to limit transfers among the Variable Sub-Accounts if we determine, in our sole discretion, that transfers by one or more Contract Owners would be to the disadvantage of other Contract Owners. We may limit transfers by taking such steps as:

.. imposing a minimum time period between each transfer, or

.. refusing to accept transfer requests of an agent acting under a power of attorney on behalf of more than one Contract owner.

We may apply the restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Contract Owners. We will notify you in writing prior to imposing any transfer restriction. We reserve the right to waive any transfer restrictions.


DOLLAR COST AVERAGING
You may make transfers automatically through Dollar Cost Averaging while the Contract is in force. Dollar Cost Averaging permits you to transfer a specified amount every month (or some other frequency as may be determined by us) from any one Variable Sub-Account to any other Variable Sub-Accounts. The minimum amount that can be transferred is shown on the Contract data page (currently there is no minimum) or the total amount in the Variable Sub-Account whichever is less. The theory of Dollar Cost Averaging is that, if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in the Dollar Cost Averaging program does not assure you of a greater profit from your purchases under the program; nor will it prevent or alleviate losses in a declining market. We impose no additional charges upon participants in the Dollar Cost Averaging program. We do not count transfers under Dollar Cost Averaging toward the 12 free transfers per Contract Year currently permitted.


AUTOMATIC FUND REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our Automatic Fund Rebalancing Program, we will automatically rebalance the Account Value in each Variable Sub-Account and return it to the desired percentage allocations. We will rebalance your account each quarter (or other intervals we may offer) according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing. The new allocation will be effective with the first rebalancing that occurs after we receive your written request. We are not responsible for rebalancing that occurs prior to receipt of your request.

  Example:

  Assume that you want your initial premium payment split among 2 Variable Sub-Accounts. You want 40% to be in the AIM V.I. Balanced Fund Variable Sub-Account and 60% to be in the AIM V.I. Growth Fund Variable Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the AIM V.I. Balanced Fund Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings rebalanced quarterly, on the first day of the next quarter, we would sell some of your units in the AIM V.I. Balanced Fund Variable Sub-Account and use the money to buy more units in the AIM V.I. Growth Fund Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.

Transfers made under the Automatic Fund Rebalancing Program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee. Fund rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.


VOTING RIGHTS
In accordance with our view of presently applicable law, we will vote the shares of the Funds at regular and special meetings of its shareholders in accordance with instructions from Contract Owners (or their assignees, as the case may be) having a voting interest in the Variable Account. The number of shares of a Fund held in a Variable Sub-Account which are attributable to each Contract Owner is determined by dividing the Contract Owner's interest in that Variable Sub-Account by the per share net asset value of the corresponding Fund. We will vote shares for which we have not received instructions and shares that are not attributable to Contract Owners (i.e., shares we own) in the same proportion as we vote shares for which we have received instructions. If the 1940 Act or any rule promulgated to hereunder should be amended, however, or if our present interpretation should change and, as a result, we determine we are permitted to vote the shares of the Funds in our own right, we may elect to do so.

We determine the voting interests of the Contract Owner (or the assignee) in the Funds as follows: Contract Owners are entitled to give voting instructions to Allstate with respect to Fund shares attributable to them as described above, determined on the record date for the shareholder meeting for the Fund. Therefore, if a Contract Owner has taken a loan secured by the Contract, amounts transferred from the Sub-Account(s) to the Loan Account in connection with the loan (see "Access to Your Money--Contract Loans," page __) will not be considered in determining the voting interests of the Contract Owner. Contract Owners should review the current prospectuses for the Funds to determine matters on which Fund shareholders may vote.

We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that the shares be voted so as to cause a change in the sub-classification or investment objective of a Fund or to approve or disapprove an investment advisory contract for a Fund.

In addition, we may disregard voting instructions in favor of changes initiated by Contract Owners in the investment objectives or the investment adviser of a Fund if we reasonably disapprove of such changes. We will disapprove a change only if the proposed change is contrary to state law or prohibited by state regulatory authorities. If we do disregard voting instructions, we will include a summary of that action and the reasons therefor in the next periodic report to Contract Owners.


ACCOUNT VALUE
--------------------------------------------------------------------------------

We will compute the Account Value of a Contract on each Valuation Day. On the Contract Date, the Account Value is equal to the initial premium less the Monthly Deduction Amount for the first month. Thereafter, the Account Value will vary to reflect the investment experience of the Fund, the value of the Loan Account, any premium payments and withdrawals that you make, and all charges that we deduct. There is no minimum guaranteed Account Value, which means you could lose some or all of your investment.

The Account Value of a particular Contract is related to the Accumulation Unit Value of the Variable Sub-Accounts to which you have allocated premiums on the Contract. We calculate the Account Value on any Valuation Date by (1) multiplying the number of Accumulation Units credited to the Contract in each Variable Sub-Account as of the Valuation Date by the then Accumulation Unit Value of that Sub-Account, and then (2) adding the results for all the Sub-Accounts credited to the Contract to the value of the Loan Account. See "Account Value - Accumulation Unit Values," page __.


ACCUMULATION UNITS
Amounts that you allocate to a Variable Sub-Account are used to purchase Accumulation Units. Each Variable Sub-Account has a separate value for its Accumulation Units that we call the "Accumulation Unit Value." Accumulation Unit Value is similar to, but not the same as, the share price of a mutual fund. To determine the number of Accumulation Units of each Variable Sub-Account to allocate to your Contract, we divide (i) the amount of the premium payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your premium payment or transfer. For example, if we receive a $10,000 premium payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub-Account allocated to your Contract.


ACCUMULATION UNIT VALUES
The Accumulation Unit Value for each Variable Sub-Account will vary to reflect the investment experience of the corresponding Fund. We determine the Accumulation Unit Value on each Valuation Date by multiplying the Accumulation Unit Value for the particular Variable Sub-Account on the preceding Valuation Date by a "Net Investment Factor". We determine the Net Investment Factor for each Variable Sub-Account during a Valuation Period by first dividing (A) the net asset value per share of the corresponding Fund at the end of the current Valuation Period (plus the per share dividends or capital gains by that Fund if the ex-dividend date occurs in the Valuation Period then ended), by (B) the net asset value per share of that Fund at the end of the immediately preceding Valuation Period. We then subtract (C) the mortality and expense risk charge annual rate divided by 365 and multiplied by the number of calendar days in the current Valuation Period. You should refer to the prospectuses for the Funds for a description of how the shares of the Funds are valued.

All valuations in connection with a Contract, (e.g., with respect to determining Account Value or with respect to determining the number of Accumulation Units to be credited to a Contract with each premium), other than determinations with respect to the initial premium and additional premiums requiring underwriting, will be made on the date we receive the corresponding request or payment in good order, at our service center (mailing address: P.O. Box 94039, Palatine, Illinois, 60094-4039; overnight address: 300 North Milwaukee Avenue, Vernon Hills, Illinois, 60061). However, if such date is not a Valuation Day, we will make such determination on the next succeeding Valuation Day.

We will suspend all procedures requiring valuation of the Variable Account, such as transfers, surrenders, payments, withdrawals and loans, on any day the New York Stock Exchange is closed or trading is restricted due to an existing emergency as defined by the SEC, or on any day the SEC has ordered that the right of surrender of the Contracts be suspended for the protection of Contract Owners, until such condition has ended.


ACCOUNT STATEMENTS
At least once each Contract Year, we will send to each Contract Owner a statement showing the coverage amount and the Account Value of his or her Contract (indicating the number of Accumulation Units credited to the Contract in each Variable Sub-Account and the corresponding Accumulation Unit Value), and any outstanding loan secured by the Contract as of the date of the statement. The statement will also show premiums paid, Monthly Deduction Amounts under the Contract since the last statement, and any other information required by any applicable law or regulation.


DEDUCTIONS AND CHARGES
--------------------------------------------------------------------------------


MONTHLY DEDUCTIONS
On each Monthly Activity Date including the Contract Date, we will deduct from your Account Value attributable to the Variable Account a Monthly Deduction Amount to cover charges and expenses incurred in connection with your Contract. We deduct this amount from each Variable Sub-Account in proportion to your Account Value attributable to each Variable Sub-Account. We take all monthly deductions by canceling Accumulation Units of the Variable Account under your Contract. The Monthly Deduction Amount will vary from month to month. If the Cash Surrender Value is not sufficient to cover a Monthly Deduction Amount due on any Monthly Activity Date, the Contract may lapse. See "Contract Terms--Lapse and Reinstatement," page __. The following is a summary of the monthly deductions and charges which constitute the Monthly Deduction Amount.

COST OF INSURANCE CHARGE. The cost of insurance charge primarily covers Allstate's anticipated mortality costs for standard and special risks. The current cost of insurance charge is deducted from your Account Value on each Monthly Activity Date. The monthly charge is equal to an annual percentage of your Account Value on the Monthly Activity Date, divided by 12. The current cost of insurance charge annual percentage depends on your rating class, type of Contract, and the Contract Year as follows:

     CURRENT COST OF INSURANCE CHARGE (ANNUAL RATE)
----------------------------------------------------------
Standard-Single Life Contract  Contract Years1 -10: 0.65%
                               Contract Years11+: 0.55%
----------------------------------------------------------
Standard-Joint Life Contract   Contract Years1 -10: 0.30%
                               Contract Years11+: 0.20%
----------------------------------------------------------
Special-Single Life Contract   Contract Years1 -10: 1.00%
                               Contract Years11+: 0.90%
----------------------------------------------------------
Special-Joint Life Contract    Contract Years1 -10: 0.65%
                               Contract Years11+: 0.55%
----------------------------------------------------------


However, the current cost of insurance charge will not exceed the guaranteed cost of insurance charge.The monthly guaranteed charge is equal to the maximum annual cost of insurance per $1,000 as indicated in the Contract (1) multiplied by the difference between the Death Benefit and the Account Value (both as determined on the Monthly Activity Date); (2) divided by $1,000; and (3) divided by 12. For standard risks, the guaranteed cost of insurance rate is based on the 1980 Commissioners Standard Ordinary Mortality Table, age last birthday. (Unisex rates may be required in some states). A table of guaranteed cost of insurance charges per $1,000 is included in each Contract.

However, We reserve the right to use rates less than those shown in the table. Special risks will be charged at a higher cost of insurance rate that will not exceed rates based on a multiple of the 1980 Commissioners Standard Ordinary Mortality Table, age last birthday. The multiple will be based on the Insured's special rating class. In some states this underwriting classification is called "Rated." The guaranteed cost of insurance charge rates are applied to the difference between the Death Benefit determined on the Monthly Activity Date and the Account Value on that same date prior to assessing the Monthly Deduction Amount, because the difference is the amount for which the Company is at risk should the Death Benefit be then payable. The Death Benefit as computed on a given date is the greater of (1) the Specified Amount on that date, or (2) the Account Value on that date multiplied by the applicable Death Benefit ratio. (For an explanation of the Death Benefit, together with Examples, see "Death Benefits" on page __.)

Because the Account Value (and, as a result, the amount for which the Company is at risk under a Contract) may vary from month to month, the cost of insurance charge may also vary on each Monthly Activity Date. However, once we have assigned a risk rating class to an Insured when the Contract is issued, we will not change that rating class if additional premium payments or partial withdrawals increase or decrease the Specified Amount. The level of Specified Amount that an initial premium will purchase will vary based on age and sex. For example, a $10,000 initial premium paid by a male at age 45 would result in a Specified Amount of $39,998. If a female age

65 paid a $10,000 premium, the Specified Amount would be equal to $22,749.

TAX EXPENSE CHARGE. We will deduct monthly from the Account Value a tax expense charge equal to an annual rate of 0.40% of the Account Value on the Monthly Activity Date for the first ten Contract Years. This charge compensates Us primarily for premium taxes and similar assessments imposed by various states and local jurisdictions and for federal taxes related to our receipt of premiums under the Contract. The charge includes a premium tax charge of 0.25% and a federal tax charge of 0.15%. The 0.25% premium tax charge over ten Contract Years approximates Our average expenses for state and local premium taxes and similar assessments (2.5%). Premium taxes vary, ranging from zero to 3.5%. We will impose the premium tax charge regardless of a Contract owner's place of residence. Therefore, we take this charge whether or not any premium tax or similar assessment applies to your Contract. The charge may be higher or lower than any premium tax or assessment imposed. The 0.15% federal tax charge helps reimburse the Company for approximate expenses we incur for federal taxes under
Section 848 of the Code.

ADMINISTRATIVE EXPENSE CHARGE. We will deduct monthly from your Account Value an administrative expense charge equivalent to an annual rate of 0.25% of the Account Value on the Monthly Activity Date. This charge primarily compensates us for administrative expenses we incur in administering the Variable Account and the Contracts.


OTHER DEDUCTIONS
MORTALITY AND EXPENSE RISK CHARGE. We deduct from the assets of the Variable Account a daily charge equivalent to an annual rate of 0.90% (of average daily net assets) primarily to compensate us for the mortality risks and expense risks we assume in relation to the Contracts. The mortality risk assumed includes the risk that the cost of insurance charges specified in the Contract will be insufficient to meet claims. We also assume a risk that the Death Benefit will exceed the amount on which the cost of insurance charges were based, because we made that computation on the Monthly Activity Date preceding the death of the Insured. The expense risk we assume is that expenses we incur in issuing and administering the Contracts will exceed the administrative charges set by the Contract.

ANNUAL MAINTENANCE FEE. On each Contract Anniversary we will deduct a $35 annual maintenance fee from your Account Value. The fee will be deducted proportionately from each Variable Sub-Account in which you are invested. A full annual maintenance fee will be deducted if the Contract is terminated on any day other than the Contract Anniversary. This fee is primarily to help reimburse us for administrative and maintenance costs of the Contracts. Currently, we waive this charge for Contracts that have an aggregate premium which equals or exceeds the dollar amount indicated on your Contract data page (currently $50,000).

TAXES CHARGED AGAINST THE VARIABLE ACCOUNT. Currently, no charge is made to the Variable Account for federal income taxes that may be attributable to the operations of the Variable Account (as opposed to the federal tax related to our receipt of premiums under the Contract). We may, however, impose such a charge in the future. We may also assess charges for other taxes, if any, attributable to the Variable Account or this class of Contracts.

CHARGES AGAINST THE FUNDS. The Variable Account purchases shares of the Funds at net asset value. The net asset value of the Fund shares reflect Fund investment management fees and other operating expenses already deducted from the assets of the Funds. The Fund investment management fees and other operating expenses are a percentage of the average daily value of the net assets of the Funds. See the "Fund Annual Expenses" table on page __.

WITHDRAWAL CHARGE. We may assess a withdrawal amount upon (1) surrender of the Contract, and (2) partial withdrawals in excess of the Free Withdrawal Amount. The Free Withdrawal Amount in any Contract Year is 10% of total premiums paid. Any Free Withdrawal Amount not taken in a Contract Year may not be carried forward to increase the Free Withdrawal Amount in any subsequent year. Withdrawals in excess of the Free Withdrawal Amount will be subject to a withdrawal charge as set forth in the table below:

                                                   PERCENTAGE OF INITIAL
                 CONTRACT YEAR                       PREMIUM WITHDRAWN
-------------------------------------------------------------------------
                             1 - 3                         7.75%
-------------------------------------------------------------------------
                               4                           7.25%
-------------------------------------------------------------------------
                               5                           6.25%
-------------------------------------------------------------------------
                               6                           5.25%
-------------------------------------------------------------------------
                               7                           4.25%
-------------------------------------------------------------------------
                               8                           3.25%
-------------------------------------------------------------------------
                               9                           2.25%
-------------------------------------------------------------------------
                              10                           0.00%
-------------------------------------------------------------------------


We deduct any withdrawal charge from the amount withdrawn. We will not impose a withdrawal charge after the ninth Contract Year. In addition, we will not impose a withdrawal charge on any withdrawal to the extent that aggregate withdrawal charges and the federal tax portion of the tax expense charge imposed would otherwise exceed 9% of total premiums paid prior to the withdrawal. For purposes of assessing the withdrawal charge, we will treat withdrawals as coming from the initial premium payment first. However, for federal income tax purposes, earnings are considered to come out first, which means that you will pay federal income taxes on the earnings portion of your withdrawal. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. We may waive the withdrawal charge under certain circumstances if the Insured is confined to a qualified long-term care facility or hospital. See "Confinement Waiver Benefit," below.

We impose the withdrawal charge to cover a portion of the expense we incur in distributing the Contracts. This expense includes agents' commissions, underwriting and the costs associated with establishing policies.

CONFINEMENT WAIVER BENEFIT. Under the terms of an endorsement to the Contract, we will waive any withdrawal charges on partial withdrawals and surrenders of the Contract requested while the Insured is confined to a qualified long-term care facility or hospital for a period of more than 90 consecutive days. The period of confinement must begin 30 days or more after the issue date. The request must be made either during such confinement or within 90 days after the Insured is discharged from such confinement. The confinement must have been prescribed by a licensed medical doctor or a licensed doctor of osteopathy, operating within the scope of his or her license, and must be medically necessary. The prescribing doctor may not be the Insured, the Contract Owner, or any spouse, child, parent, grandchild, grandparent, sibling or in-law of the Contract Owner. "Medically necessary" means appropriate and consistent with the diagnosis and which could not have been omitted without adversely affecting the Insured's condition. The confinement waiver benefit may not be available in all states. In addition, its features may differ from those discussed above as required by state law. Please refer to the endorsement for further information. We reserve the right to discontinue the offering of the confinement waiver benefit endorsement upon the purchase of a new contract.

DUE AND UNPAID PREMIUM TAX CHARGE. During the first nine Contract Years, we impose a charge for due and unpaid premium tax on full or partial withdrawals in excess of the Free Withdrawal Amount. This charge is shown below, as a percent of the initial premium withdrawn:

                                  PERCENTAGE OF INITIAL
         CONTRACT YEAR              PREMIUM WITHDRAWN
-------------------------------  -----------------------


                      1                   2.25%
--------------------------------------------------------
                      2                   2.00%
--------------------------------------------------------
                      3                   1.75%
--------------------------------------------------------
                      4                   1.50%
--------------------------------------------------------
                      5                   1.25%
--------------------------------------------------------
                      6                   1.00%
--------------------------------------------------------
                      7                   0.75%
--------------------------------------------------------
                      8                   0.50%
--------------------------------------------------------
                      9                   0.25%
--------------------------------------------------------
                      10                  0.00%
--------------------------------------------------------


After the ninth Contract Year, no due and unpaid premium tax charge will be imposed. The percentages indicated above are guaranteed not to increase. We deduct any due and unpaid premium tax charge from the amount withdrawn. For purposes of assessing the due and unpaid premium tax charge, we will treat withdrawals as coming from the initial premium payment first. However, for federal income tax purposes, earnings are considered to come out first, which means that you will pay federal income taxes on the earnings portion of your withdrawal.

DEATH BENEFITS
--------------------------------------------------------------------------------

The Contracts provide for the payment of Death Benefit proceeds to the named beneficiary when the Insured under the Contract dies. We must receive written due proof of death of the Insured at our Home Office before paying a Death Benefit. The proceeds payable to the beneficiary equal the Death Benefit less any Indebtedness and less any due and unpaid Monthly Deduction Amounts occurring during a grace period (if applicable). The Death Benefit determined on the date of the Insured's death equals the greater of (1) the Specified Amount or (2) the Account Value multiplied by the Death Benefit ratio. The ratios vary according to the attained age of the Insured and are specified in the Contract. Therefore, an increase in Account Value due to favorable investment experience may increase the Death Benefit above the Specified Amount; and a decrease in Account Value due to unfavorable investment experience may decrease the Death Benefit (but not below the Specified Amount).

                                    A          B
-----------------------------------------------------
Specified Amount                 $100,000   $100,000
-----------------------------------------------------
Insureds Age                           45         45
-----------------------------------------------------
Account Value on Date of Death   $ 48,000   $ 34,000
-----------------------------------------------------
Death Benefit Ratio                  2.15       2.15
-----------------------------------------------------


In Example A, the Death Benefit equals $103,200, i.e., the greater of (1) $100,000 (the Specified Amount); and (2) $103,200 (the Account Value at the Date of Death of $48,000 multiplied by the Death Benefit ratio of 2.15). This amount, less any Indebtedness and due and unpaid Monthly Deduction Amounts, constitutes the proceeds which we would pay to the beneficiary.

In Example B, the Death Benefit is $100,000, i.e., the greater of $100,000 (the Specified Amount) or $73,100 (the Account Value of $34,000 multiplied by the Death Benefit ratio of 2.15).

All or part of the proceeds may be paid in cash or applied under an income plan. See "Payment Options," page __.


ACCELERATED DEATH BENEFIT
If the Insured becomes terminally ill, you may request an Accelerated Death Benefit in an amount up to the lesser of (1) 50% of the Specified Amount on the day we receive the request; or (2) $250,000 for all policies issued by the Company which cover the Insured. "Terminally ill" means an illness or physical condition of the Insured that, notwithstanding appropriate medical care, results in a life expectancy of 12 months or less. If the Insured is terminally ill as the result of an illness, the Accelerated Death Benefit is not available unless the illness occurred at least 30 days after the issue date. If the Insured is terminally ill as the result of an accident, the Accelerated Death Benefit is available if the accident occurred after the issue date. The minimum amount of death benefit we will accelerate is $10,000.

We will pay benefits due under the Accelerated Death Benefit provision upon our receipt of a written request from the Contract Owner and due proof that the Insured has been diagnosed as terminally ill. We also reserve the right to require supporting documentation of the diagnosis and to require (at our expense) an examination of the Insured by a physician of our choice to confirm the diagnosis. The amount of the payment will be the amount you requested, reduced by the sum of (1) a 12 month interest discount to reflect the early payment; (2) an administrative fee (not to exceed $250); and (3) a pro rata amount of any outstanding Contract loan and accrued loan interest.

After the payment has been made, we will reduce the Specified Amount, the Account Value and any outstanding Contract loan will be reduced on a pro rata basis.

We allow only one request for an Accelerated Death Benefit per Insured. The Accelerated Death Benefit may not be available in all states. Its features may differ from those discussed above as required by state law. Please refer to the Contract for further information.


CHANGES TO SPECIFIED AMOUNT
The Specified Amount equals the initial Death Benefit on the Contract Date. This Contract does not permit the Owner to change the Specified Amount at the Owner's discretion. However, certain actions taken by the Owner may cause the Specified Amount to increase or decrease. Partial withdrawals will reduce the Specified Amount in proportion to the reduction in Account Value. Additional purchase payments may increase the Specified Amount, but only to the minimum Specified Amount necessary in order to meet the definition of a life insurance contract under section 7702 of the Internal Revenue Code.

You should be aware that an increase in the Specified Amount may affect the cost of insurance charges. As explained above, we may deduct a larger amount of cost of insurance charges, because an increase in the Specified Amount also increases the net amount of risk under your Contract. An increase in the net amount of risk increases the maximum cost of insurance.


BENEFICIARY
When we receive due proof of the Insured's death, we will pay the Death Benefit proceeds to the beneficiary or beneficiaries who are named in the application for the Contract, unless you subsequently change the beneficiary. See "Change of Owner or Beneficiary," page __. In that event, we will pay the Death Benefit proceeds to the beneficiary named in your last change of beneficiary request as provided for in the Contract. If a primary or contingent beneficiary dies before the Insured, that beneficiary's interest in the Contract ends with that beneficiary's death. Only those beneficiaries who survive the Insured will be eligible to share in the Death Benefit proceeds. If no beneficiary survives the Insured, we will pay the Death Benefit proceeds of the Contract to you, if living, otherwise to your estate.


ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

CONTRACT LOANS
While the Contract is in force, you may obtain, without the consent of the beneficiary (provided the designation of beneficiary is not irrevocable), one or both of two types of cash loans from Us. These types include preferred loans and non-preferred loans (both described below). Both types of loans are secured by your Contract. The maximum amount available for a loan is 90% of the Contract's Cash Value, less the sum of:

.. the amount of all Contract loans existing on the date of the loan (including loan interest to the next Contract Anniversary),

.. any due and unpaid Monthly Deduction Amounts, and

.. any annual maintenance fee due on or before the next Contract Anniversary.

We will transfer the loan amount pro rata from each Variable Sub-Account attributable to your Contract (unless you specify otherwise) to the Loan Account. We will credit the amounts allocated to the Loan Account with interest at the "loan credited rate" set forth in the Contract. Loans will bear interest at rates we determine from time to time, but which will not exceed the maximum rate indicated in the Contract currently 8%.

The amount of the Loan Account that equals the excess of the Account Value over the total of all premiums paid under the Contract net of (1) any premiums returned due to partial withdrawals, and (2) any prior loan balance, as determined on each Contract Anniversary, is considered a "preferred loan."

Preferred loans bear interest at a rate not to exceed the preferred loan rate set forth in the Contract. Loan interest payments are due on the Contract Anniversary. If unpaid, loan interest is added to the amount of the loan and will bear interest at the rates described in this paragraph. The difference between the value of the Loan Account and the Indebtedness will be transferred on a pro rata basis from the Variable Sub-Accounts to the Loan Account on each Contract Anniversary.

If the aggregate outstanding loan(s) and loan interest secured by the Contract exceeds the Cash Value of the Contract, we will give you written notice that unless we receive an additional payment within 61 days to reduce the aggregate outstanding loan(s) secured by the Contract, the Contract may lapse. You may repay all or any part of any loan secured by a Contract while the Contract is still in effect. When you make loan repayments or interest payments, we will allocate the payment among the Variable Sub-Accounts in the same percentages as for subsequent premium payments (unless you request a different allocation), and we will deduct an amount equal to the payment from the Loan Account. Loan repayments and interest are credited on the Valuation Date that we receive them, or the next Valuation Date if we receive them after the close of regular trading on the New York Stock Exchange, currently 4:00 p.m., Eastern time. You must repay any outstanding loan at the end of a grace period before we will reinstate the Contract. See "Lapse and Reinstatement," page __.

A loan, whether or not repaid, will have a permanent effect on the Account Value because the investment results of each Variable Sub-Account will apply only to the amount remaining in that Sub-Account. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the Variable Sub-Accounts earn more than the annual interest rate for amounts held in the Loan Account, a Contract Owner's Account Value will not increase as rapidly as it would have had no loan been made. If the Variable Sub-Accounts earn less than that rate, the Contract Owner's Account Value will be greater than it would have been had no loan been made. Also, if not repaid, the aggregate outstanding loan(s) plus unpaid accrued interest, will reduce the Death Benefit proceeds and Cash Surrender Value otherwise payable. For a discussion of the tax consequences of loans, see "Federal Tax Matters", on page
__.


AMOUNT PAYABLE ON SURRENDER OF THE CONTRACT
While the Contract is in force, you may elect, without the consent of the beneficiary (provided the designation of beneficiary is not irrevocable), to fully surrender the Contract. Upon surrender, we will pay you or another person designated by you the Cash Surrender Value determined as of the day we receive your written request or the date you request, whichever is later. The Cash Surrender Value equals the Cash Value less the annual maintenance fee and any Indebtedness. We will pay the Cash Surrender Value of the Contract within 7 days of our receipt of the written request or on the effective surrender date you request, whichever is later, subject to postponement in certain circumstances.

The Contract will terminate on the date of our receipt of your written request, or the date you request the surrender to be effective, whichever is later. For a discussion of the tax consequences of surrendering the Contract, see "Federal Tax Matters," page __. You may elect to apply the surrender proceeds to an Income Plan (see "Access to Your Money-Payment Options," page __).

PARTIAL WITHDRAWALS
While the Contract is in force, you may elect by written request to make partial withdrawals from the Cash Surrender Value of at least $50, or the total amount in the Variable Sub-Account, whichever is less. We will pay the partial withdrawal within 7 days of our receipt of receiving the written request, subject to postponement in certain circumstances. The amount we pay upon a partial withdrawal will be reduced by any applicable withdrawal charge, due and unpaid premium tax charge, and taxes. The Cash Surrender Value, after the partial withdrawal, must at least equal $2,000; otherwise, we may treat your request as a request for full surrender. Your Contract will terminate if you withdraw all of your Cash Surrender Value. We will however, ask you to confirm your withdrawal request before terminating your Contract. Before terminating any Contract whose value has been reduced by withdrawals to less than $2,000, we would inform you in writing of our intention to terminate your Contact and give you at least 30 days in which to make an additional premium payment to restore your Cash Surrender Value to the contractual minimum of $2,000. If we terminate your Contract, we will distribute to you its Cash Surrender Value, less applicable taxes.

Partial withdrawals will be deducted pro rata from each Variable Sub-Account, unless the Contract Owner instructs otherwise. The Specified Amount after the partial withdrawal will be the greater of:

.. the   Specified   Amount   prior   to the   partial   withdrawal reduced
  proportionately to the reduction in Account Value; or

.. the minimum Specified Amount necessary in order to meet the definition of a life insurance contract under section 7702 of the Code.

Partial withdrawals in excess of the Free Withdrawal Amount may be subject to a withdrawal charge and any due and unpaid premium tax charges. See "Deductions and Charges-Other Deductions-Withdrawal Charge" and "Due and Unpaid Premium Tax Charge," page __. For a discussion of the tax consequences of partial withdrawals, see "Federal Tax Matters," page __.


PAYMENT OPTIONS
The surrender proceeds or Death Benefit proceeds under the Contracts will be paid in a lump sum unless instructed otherwise by you or your beneficiary. You may also apply the proceeds to one of our Income Plans.

Before the proceeds are paid, you may choose or change an Income Plan selection by writing to us. Once we accept the selection, it takes effect as of the date you signed the request. This change is subject to any action we take before we accept it. After the proceeds are due, the payee may choose an Income Plan if:

.. you have not made a prior choice which is still in effect; and

.. the proceeds are due in a single sum and have not been paid.

No surrender or partial withdrawals are permitted after payments under an Income Plan have started.

If the amount to be applied to an Income Plan is less than $3,000 or if it would result in an initial income payment of less than $20, we may require that the frequency of income payments be decreased such that the income payments are greater than $20 each, or we may elect to pay the amount in a lump sum. No surrender or partial withdrawals are permitted after payments under an Income Plan commence.

If the proceeds under the Contract are not paid within 30 days after we receive due proof of death of the Insured, we will pay interest on the proceeds from the date of the Insured's death to the date payment is made or a payment option is elected. At such times, the proceeds are not subject to the investment experience of the Variable Account.

The Income Plans are fixed annuities payable from our general account. They do not reflect the investment experience of the Variable Account.

Fixed annuity payments are determined by multiplying the amount applied to the annuity by a rate to be determined by us which is no less than the rate specified in the fixed payment annuity tables in the Contract. The annuity payment will remain level for the duration of the annuity. We may require proof of age and gender of the payee (and joint payee, if applicable) before payments begin. We may also require proof that such person(s) are living before it makes each payment.

The following options are available under the Contracts (We may offer other payment options):

INCOME PLAN 1 - LIFE INCOME WITH GUARANTEED PAYMENTS. We will make payments for as long as the payee lives. If the payee dies before the selected number of guaranteed payments have been made, we will continue to pay the remainder of the guaranteed payments.

INCOME PLAN 2 - JOINT AND SURVIVOR LIFE INCOME WITH GUARANTEED PAYMENTS. We will make payments for as long as either the payee or joint payee, named at the time of Income Plan selection, is living. If both the payee and the joint payee die before the selected number of guaranteed payments have been made, we will continue to pay the remainder of the guaranteed payments.

A portion of each payment will be considered taxable and the remaining portion will be a non-taxable return of your investment in the Contract, which is also called the "basis". Once the investment in the Contract is depleted, all remaining payments will be fully taxable. Taxable payments taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

We will make any other arrangements for income payments as may be agreed on.

SUSPENSION OF PAYMENTS
We will suspend all procedures requiring valuation of the Variable Account, such as surrender payments, withdrawals, and loans, on any day the New

York Stock Exchange is closed or trading is restricted due to an existing emergency as defined by the SEC, or on any day the SEC has ordered that the right of surrender of the Contracts be suspended for the protection of Contract Owners, until such condition has ended.


CONTRACT TERMS
--------------------------------------------------------------------------------

The terms of the Contract govern the rights and benefits available to you under the Contract. Set out below is a summary of certain Contract terms. Please refer to the Contract for more details.

CHANGES TO CONTRACT TERMS
We will not change the terms or conditions of a Contract without the consent of the Contract Owner except where necessary to comply with tax law or to maintain the status of the Contract under the applicable law.

STATE EXCEPTIONS
Where required by state law, certain features of your Contract may differ in certain respects from those described above. Please refer to your Contract for specific information regarding the benefits available to you.

CHANGE OF OWNER OR BENEFICIARY
If you have reserved the right to change the Contract owner or Beneficiary, you can file a written request with us to make such a change. If you have not reserved the right to change the Beneficiary, the written consent of the irrevocable Beneficiary (ies) will be required. Your written request will not be effective until it is recorded in our Home Office records. After it has been recorded, it will take effect as of the date you signed the request. However, if the Insured dies before the request has been recorded, the request will not effect those Proceeds we may have paid before your request was recorded in our Home Office records.

ASSIGNMENT
Unless required by state law, no owner has a right to assign any interest in a Contract as collateral for a loan or other obligation.

LAST SURVIVOR CONTRACTS
We offer the Contracts on either a single life or a "last survivor" basis. Contracts sold on a last survivor basis operate in a manner almost identical to the single life version. The most important difference is that the last survivor version involves two Insureds and the proceeds are paid only on the death of the last surviving Insured. The other significant differences between the last survivor and single life versions are listed below:

.. Last survivor Contracts are offered for prospective Insureds age 18-85.

.. The cost of insurance charges under the last survivor Contracts reflect the anticipated mortality of the two Insureds and the fact that the Death Benefit is not payable until the death of the second Insured.

.. To qualify for simplified underwriting under a last survivor Contract, both
  Insureds must meet the simplified underwriting standards.

.. For a last survivor Contract to be reinstated, both Insureds must be alive on the date of reinstatement.

.. The Contract provisions regarding misstatement of age or sex, suicide and incontestability apply to either Insured.

.. Additional tax disclosures applicable to last survivor Contracts are provided in "Federal Tax Matters," page __.

.. The Accelerated Death Benefit provision is only available upon terminal illness of the last survivor.

.. The Confinement Waiver Benefit is available upon confinement of either
  Insured.


LIMIT ON RIGHT TO CONTEST
We may not contest the validity of the Contract after it has been in effect during the Insured's lifetime for two years from the Contract Date. If the Contract is reinstated, the two-year period is measured from the date of reinstatement. Any increase in the Specified Amount for which evidence of insurability was obtained is contestable for two years from its effective date.

In addition, if the Insured dies by suicide while sane or self destruction while insane in the two-year period after the Contract Date, or such period as specified in state law, the benefit payable will be limited to the premiums paid less any Indebtedness and partial withdrawals. If the Insured dies by suicide while sane or self-destruction while insane in the two-year period following an increase in the Specified Amount, the benefit payable with respect to the increase will be limited to the additional premium paid for such increase, less any Indebtedness and partial withdrawals.


MISSTATEMENT AS TO AGE AND SEX
If the age or sex of the Insured is incorrectly stated, the Death Benefit will be appropriately adjusted as specified in the Contract.


DIVIDENDS
No dividends will be paid under the Contracts.

LAPSE AND REINSTATEMENT
The Contract will remain in force unless and until the Cash Surrender Value is insufficient to cover a Monthly Deduction Amount due on a Monthly Activity Date. We will notify you in writing that if the amount shown in the notice (which will be sufficient to cover the Monthly Deduction Amount(s) due) is not paid within 61 days ("Grace Period"), there is a danger of lapse.

The Contract will continue through the Grace Period. However, if sufficient payment is not forthcoming, the Contract will terminate at the end of the Grace Period. If the Insured dies during the Grace Period, the proceeds payable under the Contract will be reduced by the Monthly Deduction Amount(s) due and unpaid. See "Death Benefits," page __.

If the Contract lapses, you may apply for its reinstatement by payment of the reinstatement premium (and any applicable charges) required under the Contract. You must make a request for reinstatement within 5 years of the date the Contract entered a Grace Period. If a loan was outstanding at the time of lapse, we will require repayment of the loan before permitting reinstatement. In addition, we reserve the right to require evidence of insurability satisfactory to us. The reinstatement premium is equal to an amount sufficient to:

1. pay all Monthly Deduction Amounts and annual maintenance fees due and unpaid during the Grace Period, and

2. to keep the Contract in force for three months after the date of reinstatement.

The Specified Amount upon reinstatement cannot exceed the Specified Amount of the Contract at its lapse. The Account Value on the reinstatement date will reflect the Account Value at the time of termination of the Contract plus the premiums paid at the time of reinstatement. Withdrawal charges and due and unpaid premium tax charges, cost of insurance, and tax expense charges will continue to be based on the original Contract Date.


CANCELLATION AND EXCHANGE RIGHTS
You have a limited right to return a Contract for cancellation. This right to return exists during the cancellation period. The cancellation period is a number of days which varies by state as specified in your Contract. If you choose to exercise this right, we may require that you return the Contract for
cancellation by mail or personal   delivery to us within the cancellation period
following delivery of the Contract to you. We will then return to you, within 7 days thereafter, any premiums paid for the Contract adjusted, if applicable law permits, to reflect any investment gain or loss resulting from allocation to the Variable Account prior to the date of cancellation. In those states where we are required to return the premiums paid without such adjustment we reserve the right, if state law so permits, to allocate all premium payments made prior to the expiration of the cancellation period to the Money Market Variable Sub-Account.

Once the Contract is in effect, you may exchange it during the first 24 months after its issuance for a non-variable permanent life insurance contract offered by us on the life of the Insured. The amount at risk to us (i.e., the difference between the Specified Amount and the Account Value) under the new contract will be equal to or less than the amount at risk to us under the exchanged Contract on the date of exchange. Premiums and charges under the new Contract will be based on the same risk classification as the exchanged Contract. We will not require evidence of insurability. We will not charge you to perform this exchange. The exchange is subject to adjustments in premiums and Account Value to reflect any variance between the exchanged Contract and the new contract. We reserve the right to make such a contract available that is offered by any of our affiliates.

FEDERAL TAX MATTERS
--------------------------------------------------------------------------------

The following discussion is general and is not intended as tax advice. The Company makes no guarantee regarding the tax treatment of any Policy or Transaction involving a Policy. Federal, state, local and other tax consequences of ownership or purchase of a life insurance policy depend upon your circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a qualified tax advisor.


TAXATION OF LINCOLN BENEFIT AND THE SEPARATE ACCOUNT
The Company is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code (THE "CODE"). The Separate Account is not an entity separate from the Company and its operations form a part of the Company. As a consequence, the Separate Account will not be taxed separately as a "Regulated Investment Company" under Subchapter M of the Code. Investment income and realized capital gains are automatically applied to increase reserves under the Policies. Under current federal tax law, the Company believes that the Separate Account investment income and realized net capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Policies. Generally, reserves are amounts that the Company is legally required to accumulate and maintain in order to meet future obligations under the Policies. The Company does not anticipate that it will incur any federal income tax liability attributable to the Separate Account.

Therefore, we do not intend to make provisions for any such taxes. If we are taxed on investment income or capital gains of the Separate Account, then we may impose a charge against the Separate Account in order to make provisions for any such taxes.


TAXATION OF POLICY BENEFITS
In order to qualify as a life insurance policy for federal income tax purposes, the Policy must meet the definition of a life insurance policy set forth in
Section 7702 of the Code. Section 7702 limits the amount of premiums that may be invested in a Policy that qualifies as life insurance. The Policy is structured to meet the Section 7702 definition of a life insurance policy. This means that the Death Benefit is excluded from the beneficiary's gross income under Section 101(a) of the Code and you are generally not taxed on any increases in the Policy value until a distribution occurs.

If a Policy fails to qualify as life insurance under Section 7702, the Policy will not provide most of the tax advantages normally provided by life insurance. The Company has the right to amend the Policies to comply with any future changes in the Code, any regulations or rulings under the Code and any other requirements imposed by the Internal Revenue Service. If you surrender the Policy, you are subject to income tax on the portion of the distribution that exceeds the investment in the policy. The investment in the Policy is the gross premium paid for the Policy minus any amounts (including Policy loans) previously received from the Policy if such amounts were properly excluded from your gross income.

We expect that most Policies will be "modified endowment contracts," as discussed below under "Modified Endowment Contracts." If the Policy is not treated as a modified endowment contract, then Policy loans are not generally treated as taxable distributions, and you are generally taxed on partial withdrawals to the extent the amount distributed exceeds the investment in the policy. In certain situations, partial withdrawals or reduction in benefits during the first fifteen years of the Policy may result in a taxable distribution before the investment in the policy is recovered. Interest paid on a Policy loan is generally not deductible. Withdrawals and loans from modified endowment contracts are subject to less favorable tax treatment. (See "Modified Endowment Contracts," below.)

If you are the Owner and Insured under the Policy, the Death Benefit will be included in your gross estate for federal estate tax purposes. Even if the Insured is not the Owner but retains incidents of ownership in the Policy, the Death Benefit will also be included in the Insured's gross estate. Examples of incidents of ownership include the right to:

.. change beneficiaries,

.. assign the Policy,

.. revoke an assignment,

.. pledge the Policy, or

.. obtain a Policy loan.

If you are the Owner and Insured under the Policy, and you transfer all incidents of ownership in the Policy, the Death Benefit will be included in your gross estate if you die within three years from the date of the ownership transfer. State and local estate and inheritance taxes may also apply. In addition, certain transfers of the Policy or Death Benefit, either during life or at death, to individuals two or more generations below the transferor may be subject to the federal generation skipping transfer tax. This rule also applies if the transfer is to a trust for the benefit of individuals two or more generations below the transferor.

The Policy may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. If you are contemplating the use of a Policy in any of these arrangements, you should consult a qualified tax advisor regarding the tax attributes of the particular arrangement.


MODIFIED ENDOWMENT CONTRACTS
A life insurance policy is treated as a "modified endowment contract" under
Section 7702A of the Code if it meets the definition of life insurance in
Section 7702, but fails the "seven-pay" test of Section 7702A. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules provided in Section 7702A. The large single premium permitted under the Policy (which is equal to 100% of the "Guideline Single Premium" as defined in Section 7702 of the Code) does not meet the specific computational rules for the seven pay test provided in Section 7702A. Therefore, the Policy will generally be treated as a modified endowment contract. An exchange under Section 1035 of the Tax Code of a life insurance policy that is not a modified endowment contract will not cause the new policy to be a modified endowment contract if no additional premiums are paid. An exchange under Section 1035 of the Code of a life insurance policy that is a modified endowment contract for a new life insurance policy will always cause the new policy to be a modified endowment contract.

If a policy is classified as a modified endowment contract, the death benefit may still qualify for the exclusion from gross income, and any increases in the policy value are not subject to current taxation unless withdrawn or otherwise accessed. If you receive any amount as a Policy loan (including unpaid loan interest that is added to the loan balance) from a modified endowment contract, or assign or pledge any part of the value of the Policy, such amount is treated as a distribution. Withdrawals and distributions from a modified endowment contract made before the Insured's death, are treated as taxable income first, then as recovery of investment in the policy. The taxable portion of any distribution from a modified endowment contract is subject to an additional 10% penalty tax, except as follows:

.. distributions made on or after the date on which the taxpayer attains age 59
  1/2;

.. distributions attributable to the taxpayer's becoming disabled (within the meaning of Section 72(m)(7) of the Code); or

.. any distribution that is part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and his or her beneficiary.

All modified endowment contracts that are issued within any calendar year to the same owner by one company or its affiliates shall be treated as one modified endowment contract in determining the taxable portion of any distributions.


INCOME TAX WITHHOLDING
Generally, the Company is required to withhold federal income tax at a rate of 10% from distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.


DIVERSIFICATION REQUIREMENTS
For a Policy to be treated as a variable life insurance policy for federal tax purposes, the investments in the Separate Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Separate Account are not adequately diversified, the Policy will not be treated as a variable life insurance policy for federal income tax purposes. As a result, you will be taxed on the excess of the policy value over the investment in the Policy. Although the Company does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.


OWNERSHIP TREATMENT
The IRS has stated that you will be considered the owner of Separate Account assets if you possess incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the Separate Account investments may cause an investor to be treated as the owner of the Separate Account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct subaccount investments without being treated as owners of the underlying assets of the Separate Account.

Your rights under this Policy are different than those described by the IRS in rulings in which it found that policy owners were not owners of Separate Account assets. For example, you have the choice to allocate premiums and policy values among investment options more frequently than in such rulings. These differences could result in you being treated as the owner of the Separate Account. If this occurs, income and gain from the Separate Account assets would be includible in your gross income. The Company does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your policy. We reserve the right to modify the Policy as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Separate Account. However, we make no guarantee that such modification to the Policy will be successful.


OTHER INFORMATION
--------------------------------------------------------------------------------


THE COMPANY
The Company is the issuer of the Contract. It is a stock life insurance company organized in 1998 under the laws of the State of Arizona. Previously, Glenbrook was organized under the laws of the State of Illinois in 1992. The Company was originally organized under the laws of Indiana in 1965. The Company is licensed to operate in the District of Columbia and all states except New York. The Company intends to market the Contract in those jurisdictions in which it is licensed to operate. The Company's headquarters are located at 3100 Sanders Road, Northbrook, Illinois 60062.

The Company is a wholly owned subsidiary of Allstate Life Insurance Company ("Allstate Life"), a stock life insurance company incorporated under the laws of the State of Illinois. Allstate Life is a wholly owned subsidiary of Allstate Insurance Company ("Allstate"), a stock property-liability insurance company incorporated under the laws of the State of Illinois. All of the outstanding capital stock of Allstate is owned by The Allstate Corporation (the "Corporation").

The Company and Allstate Life entered into a reinsurance agreement effective June 5, 1992. Under the reinsurance agreement, Allstate Life reinsures substantially all of the Company's liabilities under its life insurance and annuity contracts. The reinsurance agreement provides us with financial backing from Allstate Life. However, it does not create a direct contractual relationship between Allstate Life and you. In other words, the obligations of Allstate Life under the reinsurance agreement are to the Company; the Company remains the sole obligor under the Contract to you.

Independent rating agencies regularly evaluate life insurers' claims-paying ability, quality of investments, and overall stability. A.M. Best Company assigns an A+ (Superior) financial strength rating to Allstate Life, which results in an A+r rating to Glenbrook due to the reinsurance agreement with Allstate Life mentioned above. Standard & Poor's assigns an AA+ (Very Strong) financial strength rating and Moody's Investors Service assigns an Aa2 (Excellent) financial strength rating to Glenbrook, sharing the same ratings of its parent, Allstate Life. These ratings do not reflect the investment performance of the Variable Account. We may from time to time advertise these ratings in our sales literature.


THE VARIABLE ACCOUNT
We established the Variable Account as a separate investment account on January 15, 1996, pursuant to the insurance laws of Arizona.

We hold the assets of the Variable Account and keep those assets physically segregated and held separate and apart from the general account of the Company. We maintain records of all purchases and redemptions of shares of the Fund.

The Variable Account is organized as a unit investment trust and is registered as such with the SEC under the 1940 Act. The Variable Account meets the definition of "separate account" under federal securities law. Under Arizona law, we hold the assets of the Variable Account that are attributable to Contracts exclusively for the benefit of Contract Owners and persons entitled to payments under the Contracts. Income, gains and losses, whether or not realized, from assets allocated to the Variable Account are credited to or charged against the Variable Account without regard to the income, gains, losses or any investment experience of the Company's other assets. To the extent that these assets are attributable to the Contract Value of the Contracts offered by this prospectus, these assets may not be used to pay any liabilities of the Company other than those arising from the Contracts. The Company is obligated to pay all amounts promised to Contract owners under the Contracts.


PERFORMANCE INFORMATION
From time to time, we may quote performance information for the Variable Sub-Accounts in advertisements, sales literature, or reports to Contract Owners or prospective investors. We may quote performance information in any manner permitted under applicable law. We may, for example, present such information as a change in a hypothetical investor's cash value or death benefit. We also may present the yield or total return of the Variable Account based on a hypothetical investment in a Contract. The performance information shown may cover various periods of time, including periods beginning with the commencement of the operations of the Variable Account, or the Portfolio in which it invests.

The performance information shown may reflect the deduction of only some of the applicable charges to the Contract. We may, for example, exclude the deduction of one or more charges, such as the premium tax charge or withdrawal charge, and we generally expect to exclude cost of insurance charges because of the individual nature of these charges.

We may compare the Variable Account's performance to that of other variable life separate accounts or investment products, as well as to generally accepted indices or analyses, such as those provided by research firms and rating services. In addition, we may use performance ratings that may be reported periodically in financial publications. We also may advertise ratings of the Company' s financial strength or claims-paying ability as determined by firms that analyze and rate insurance companies and by nationally recognized statistical rating organizations.

Performance information for the Variable Account reflects the performance of a hypothetical Contract and is not illustrative of how actual investment performance would affect the benefits under your Contract. Therefore, you should not consider such performance information to be an estimate or guarantee of future performance.


LEGAL MATTERS
Foley & Lardner, Washington, D.C., has advised the Company on certain federal securities law matters. All matters of state insurance law pertaining to the Contracts, including the validity of the Contracts and the Company right to issue such Contracts under state insurance law, have been passed upon by Michael
J. Velotta, General Counsel of Allstate.


FINANCIAL STATEMENTS
The financial statements of the Variable Account and of the Company appear in the Statement of Additional Information. To obtain a copy of the Statement of Additional Information, please call us at 1-800-776-6978 or write to us at the address given on the first page of this prospectus.

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

To ask us questions, or to request a personalized illustration or additional information about the Contracts, you can call us at 1-800-822-8773 or write to us at the address on the first page of this prospectus.

We have filed a Statement of Additional Information with the SEC. The current Statement of Additional information is dated May 1, 2003. The Statement of Additional Information contains additional information about the Contracts and is incorporated by reference in this prospectus, which means it is legally part of this prospectus. You can obtain a free copy of the SAI upon request, by calling at the number given above or by writing to us at the address on the first page of this prospectus. You should read the Statement of Additional Information because you are bound by the terms contained in it.

The Contracts are the subject of a registration statement on file with the SEC. The registration statement contains additional information, including exhibits, relating to the Variable Account, the Funds, the Company, and the Contracts. In addition, we file reports and other information with the SEC. You may read and copy any document we file with the SEC, including the Statement of Information, at the SEC's public reference room in Washington, DC 20549-6009. Please call the SEC at 1-800-942-8090 for information on the operation of the public reference room.

Our SEC reports and other information about us are also available to the public at the SEC's web site at http:// www.sec.gov. Copies of any of the information filed with the SEC may be obtained upon payment of a duplicating fee by writing the SEC's Public Reference Section, 450 Fifth Street, NW, Washington, DC 20549-0102.

GLENBROOK LIFE AIM VARIABLE LIFE SEPARATE ACCOUNT A, SEC 1940 ACT FILE NUMBER:
811-08175.

                       STATEMENT OF ADDITIONAL INFORMATION
                         AIM LIFETIME PLUS VARIABLE LIFE
        MODIFIED VARIABLE SINGLE PREMIUM VARIABLE LIFE INSURANCE CONTRACT

               GLENBROOK LIFE AIM VARIABLE LIFE SEPARATE ACCOUNT A

                  DEPOSITOR: GLENBROOK LIFE AND ANNUITY COMPANY


      This Statement of Additional Information is not a prospectus. Please review the prospectus, which contains information concerning the above referenced Contracts. You may obtain a copy of the prospectus without charge by calling us at or writing to us at the address immediately below. The defined terms used in this Statement of Additional Information are as defined in the prospectus.


                       Glenbrook Life and Annuity Company
                             300 N. Milwaukee Avenue
                             Vernon Hills, IL 60061

              The Date of this Statement of Additional Information
                  and of the related prospectus is May 1, 2003



                                TABLE OF CONTENTS

DISTRIBUTION OF THE CONTRACTS.................................
EXPERTS.......................................................
ADDITIONAL INFORMATION CONCERNING THE OPERATION OF YOUR CONTRACT
   Replacement of Modified Endowment Contracts................
FINANCIAL STATEMENTS..........................................
ILLUSTRATIONS.................................................

                      DISTRIBUTION OF THE CONTRACTS

ALFS, Inc., ("ALFS") 3100 Sanders Road, Northbrook Illinois, a wholly owned subsidiary of Allstate Life Insurance Company, acts as the principal underwriter of the Contracts. ALFS is registered as a broker-dealer under the Securities Exchange Act of 1934 (the "Exchange Act") and became a member of the National Association of Securities Dealers, Inc. on June 30, 1993. Contracts are sold by registered representatives of unaffiliated broker-dealers who are licensed insurance agents appointed by the Company, either individually or through an incorporated insurance agency and who have entered into a selling agreement with ALFS and the Company to sell the Contracts.

The maximum sales commission payable to Company agents, independent registered insurance brokers, and other registered broker-dealers is 8.50% of initial and subsequent premiums. From time to time, we may pay or permit other promotional incentives, in cash or credit or other compensation. In addition, under certain circumstances, certain sellers of Contracts may be paid persistency bonuses which will take into account, among other things, the length of time premium payments have been held under a Contract, and contract values. A persistency bonus is not expected to exceed 0.50% on an annual basis, of the contract value considered in connection with the bonus.

Our underwriting agreement with ALFS provides for indemnification of ALFS by the Company for liability to Contract Owners arising out of services rendered or Contracts issued.

The offering of the Contracts is continuous. We do not anticipate discontinuing the offering of the Contracts but reserve the right to do so at any time.



                                     EXPERTS

The financial statements of the Company as of December 31, 2002 and 2001 and for each of the three years in the period ended December 31, 2002 and the related financial statement schedule that appear in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the Glenbrook Life AIM Variable Life Separate Account A as of December 31, 2002, and for each of the periods in the two years then ended included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal place of business of Deloitte and Touche is 180 N. Stetson Avenue, Chicago, IL 60601.

Actuarial matters included in the Company's registration statement including the hypothetical Policy illustrations, have been examined by Dean Way, Actuary of the Company and are included in reliance upon his opinion as to their reasonableness.



         ADDITIONAL INFORMATION CONCERNING THE OPERATION OF YOUR POLICY

                  Replacement of Modified Endowment Contracts.

If you replace a modified endowment contract issued by another insurer with a Policy, your Policy will also be deemed a modified endowment contract. Our ability to determine whether a replaced Policy issued by another insurer is a modified endowment contract is based solely on the sufficiency of the Policy data we receive from the other insurer. We do not consider ourselves liable to you if that data is insufficient to accurately determine whether the replaced Policy is a modified endowment contract. You should discuss this issue with your tax adviser if it pertains to your situation. Based on the information provided to us, we will notify you as to whether you can contribute more Premiums to your Policy without causing it to become a modified endowment contract.


                              FINANCIAL STATEMENTS

      The financial statements of the Variable Account as of December 31, 2002, and for the fiscal year then ended, the statement of changes in net assets of the Variable Account for each of the two fiscal years in the period ended December 31, 2002, the financial statements of the Company as of December 31, 2002 and 2001 and for each of the three years in the period ended December 31, 2002 and the related financial statement schedule of the Company and the accompanying Independent Auditors' Reports appear in the pages that follow. The financial statements and schedule of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.


ACTUAL FINANCIAL STATEMENTS TO BE PROVIDED BY AMENDMENT

            ILLUSTRATION OF ACCOUNT VALUES, DEATH BENEFITS, AND CASH
                                SURRENDER VALUES


                           HYPOTHETICAL ILLUSTRATIONS

           ILLUSTRATIONS OF ACCOUNT VALUES, DEATH BENEFITS, AND CASH
                                SURRENDER VALUES



ACTUAL HYPOTHETICAL ILLUSTRATIONS TO BE PROVIDED BY AMENDMENT

PART C

                                OTHER INFORMATION

Item 27. EXHIBITS

(a) Form of resolution of the Board of Directors of Glenbrook Life and Annuity Company authorizing establishment of the Glenbrook Life AIM Variable Life Separate Account A. Previously Filed in Form S-6 Registration Statement (File No. 333-25045) dated April 11, 1997)

(b)   Not applicable.

(c)(i)Form of Principal Underwriting Agreement (Previously filed in Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-25045) dated July 25, 1997.)

  (ii)Form of Selling Agreement (Incorporated herein by reference in Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-25045) dated July 25, 1997.)

(d) Specimen Contract. (Previously filed in Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-25045) dated July 25, 1997.)


(e) Form of Application for the Contract (Previously filed in Form S-6 Registration Statement (File No. 333-25045) dated April 11, 1997.)

(f)(i)Amended and Restated Articles of Incorporation and Article of Redomestication of Glenbrook Life and Annuity Company (Incorporated herein by reference to Depositor's Form 10-K Annual Report filed March 30, 1999.)


   (ii)Amended and Restated By-laws of Glenbrook Life and Annuity Company (Incorporated herein by reference to Depositor's Form 10-K Annual Report filed March 30, 1999.)


(g) Not applicable.

(h) Form of Participation Agreement (Incorporated herein by reference to Post-Effective Amendment No. 1 to Depositor's Form N-4 Registration Statement (File No. 033-62203) dated April 22, 1996.

(i) Administrative Contracts (not applicable)

(j) Other Material Contracts (not applicable)

(k) Opinion and Consent of Counsel as to legality of securities to be issued by Glenbrook Life and Annuity Company.

    (i) Illinois (Previously filed in Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-25045) dated July 25, 1997.)

    (ii)Arizona (Previously filed in Post-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-25045) dated April 30, 1999.)

    (iii)Arizona (New Sub-Accounts) (Previously filed in Post-Effective Amendment No. 5 to this Registration Statement (File No. 333-25045) dated September 28, 2001.


(l) Actuarial Opinion and Consent. To be filed via amendment to this Registration Statement.

(m) Calculation of Hypothetical Illustration values. To be filed via amendment to this Registration Statement.

(n) Other Consents
    (i) Consent of Foley & Lardner. To be filed via amendment.

    (ii) Consent of Deloitte & Touche LLP. To be filed amendment.


(o) Omitted financial statements (not applicable)

(p) Initial Capital Arrangements (not applicable)

(q) Procedures Memorandum pursuant to Rule 6e-3(T)(b)(12)(iii) (Incorporated herein by reference in Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-25045) dated July 25, 1997.)


(r)(i)Powers of Attorney for Michael J. Velotta and Samuel H. Pilch. (Previously filed in Post-Effective Amendment No. 3 to this Registration Statement (File No. 333-25045) dated May 1, 2000.)

   (ii)Powers of Attorney for Margaret Dyer, Marla Friedman, John C. Lounds,
J. Kevin McCarthy (Previously filed in Post-Effective Amendment No. 4 to this Registration Statement (File No. 333-25045) dated April 16, 2001.)

   (iii)Power of Attorney for Steven E. Shebik. (Incorporated herein by reference to Previously filed in Post-Effective Amendment No. 5 to this Registration Statement (File No. 333-25045) dated September 28, 2001.)

   (iv)Power of Attorney for Casey J. Sylla, Eric A. Simonson and Michael J. Roche to be filed via amendment.

(s) Independent Auditor's Awareness Letter, to be filed via amendment.



Item 28.
DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME AND PRINCIPAL                                 POSITION AND
OFFICE WITH
BUSINESS ADDRESS                                   DEPOSITOR OF
THE ACCOUNT


Casey J. Sylla                 President and Chief Executive Officer
Eric A. Simonson               Senior Vice President and Chief Investment Officer
Samuel H. Pilch                Group Vice President and Controller
Marla G. Friedman              Vice President
Karen C. Gardner               Vice President
John R. Hunter                 Vice President
Kevin R. Slawin                Vice President
Steven E. Shebik               Vice President and Chief Financial Officer
Michael J. Velotta             Vice President, General Counsel and Secretary
James P. Zils                  Treasurer
Joanne M. Derrig               Assistant Vice President and Chief Privacy Officer
Barry S. Paul                  Assistant Vice President and Assistant Treasurer
Robert L. Park                 Assistant Vice President and Chief Compliance Officer
Joseph P. Rath                 Assistant Vice President, Assistant General Counsel and Assistant Secretary
Timothy N. Vander Pas          Assistant Vice President
William F. Emmons              Assistant Secretary
Susan L. Lees                  Assistant Secretary
Paul N. Kierig                 Assistant Secretary
Mary J. McGinn                 Assistant Secretary
Patricia W. Wilson             Assistant Treasurer
Errol Cramer                   Appointed Actuary
Rob Shore                      Senior Vice President, Director of Financial Institutions Division
Charles L. Salisbury           Senior Vice President, Operations
Russ Cobler                    Senior Vice President, Relationship Management
Ryan J. Creasey                Vice President
Timothy E. Hatfield            Vice President
Andrea Schur                   Vice President
Daniel Mueller                 Vice President, Accounting
Ralph Thomas Schmidt           Senior Vice President, New Business Development
DeeAnn Asplin                  Vice President, Regional Sales Manager
Andrea Barfield                Vice President, Regional Sales Manager
Bo Bolinsky                    Vice President, Regional Sales Manager
Ryan Regan                     Vice President, Regional Sales Manager
Troy Simmons                   Vice President, Regional Sales Manager
Thomas Mahoney                 Vice President, Regional Sales Manager
Larry Nisenson                 Vice President, Regional Sales Manager
Brian Wood                     Vice President, Regional Sales Manager
Deanna Smith                   Vice President, Regional Sales Manager
Peter Carleton                 Vice President, Regional Sales Manager
A.J. Ijaz                      Vice President, Operations
Gail Johnson                   Vice President, Operations
Richard O'Brien                Vice President, Operations
Jeri Smith                     Assistant Vice President, Operations
Jeff Knipp                     Assistant Vice President, Operations
Bob Hanebuth                   Assistant Vice President, Operations
Maxine Payton                  Assistant Vice President, Operations
Sally McCarthy                 Assistant Vice President, Operations


The principal business address for the above officers and directors is 3100 Sanders Road, Northbrook, Illinois 60062.


Item 29.  PERSONS  CONTROLLED  BY OR UNDER  COMMON  CONTROL
WITH  DEPOSITOR  OR REGISTRANT

Incorporated herein by reference to Annual Report on Form 10-K, filed by the Allstate Corporation on March ___, 2002 (File No. ______). To be added via amendment.


Item 30.  INDEMNIFICATION



The By-Laws of Glenbrook Life and Annuity Company ("Depositor"), provide that it will indemnify its officers and directors for certain damages and expenses that may be incurred in the performance of their duty to Depositor. No indemnification is provided, however, when such person is adjudged to be liable for negligence or misconduct in the performance of his or her duty, unless indemnification is deemed appropriate by the court upon application. Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 31. PRINCIPAL UNDERWRITERS

(a) ALFS, Inc., ("ALFS") serves as principal underwriter and distributor of the Contracts. ALFS is a wholly-owned subsidiary of Allstate Life Insurance Company. ALFS is a registered broker dealer under the Securities and Exchange Act of 1934, as amended ("Exchange Act"), and is a member of the National Association of Securities Dealers, Inc.

ALFS serves as the principal underwriter of certain annuity and insurance products issued by the following companies and separate accounts, all of which are affiliates of ALFS:

      Allstate Financial Advisors Separate Account I
      Allstate Life Insurance Company Separate Account A
      Allstate Life of New York Separate Account A
      Allstate Life of New York Variable Life Separate Account A
      Charter National Variable Account
      Charter National Variable Annuity Account
      Glenbrook Life and Annuity Company Separate Account A
      Glenbrook Life and Annuity Company Variable Annuity Account
      Glenbrook Life Multi-Manager Variable Account
      Glenbrook Life Scudder Variable Account A
      Glenbrook Life Variable Life Separate Account A
      Glenbrook Life AIM Variable Life Separate Account A
      Intramerica Variable Annuity Account
      Lincoln Benefit Life Variable Annuity Account
      Lincoln Benefit Life Variable Life Account
      Allstate Assurance Company Separate Account B

      The following are the directors and officers of ALFS. The principal business address of each of the officers and directors listed below is 3100 Sanders Road, Northbrook, IL 60062.


John R. Hunter           Director, President and Chief Executive Officer
Casey J. Sylla           Director
Michael J. Velotta       Director and Secretary
Marion Goll              Vice President, Treasurer and Financial Operations Principal
Brent H. Hamann          Vice President
Andrea J. Schur          Vice President
Lisa A. Burnell          Assistant Vice President and Compliance Officer
Joanne M. Derrig         Assistant Vice President and Chief Privacy Officer
Joseph P. Rath           Assistant Vice President, Assistant General Counsel and Assistant
                                 Secretary
William F. Emmons        Assistant Secretary
Susan L. Lees            Assistant Secretary
Barry S. Paul            Assistant Treasurer
James P. Zils            Assistant Treasurer
Mary Claire Sheehy       Chief Operations Officer


(c) Compensation of ALFS.

Glenbrook Life does not pay ALFS a commission for distribution of the Contracts. The underwriting agreement with ALFS provides that we will reimburse ALFS for any liability to Contract owners arising out of services rendered or Contracts issued.

Item 32.  LOCATION OF ACCOUNTS AND RECORDS

The Depositor, Glenbrook Life and Annuity Company, is located at 3100 Sanders Road, Northbrook, Illinois 60062. The Principal Underwriter, Allstate Life Financial Services, Inc., is located at 3100 Sanders Road, Northbrook, Illinois 60062. Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

Item 33. MANAGEMENT SERVICES

None

Item 34. REPRESENTATION REGARDING CONTRACT EXPENSES

Glenbrook Life and Annuity Company represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Glenbrook Life and Annuity Company under the Contracts. Glenbrook Life and Annuity Company bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks; the need for Glenbrook Life and Annuity Company to earn a profit; the degree to which the Contracts include innovative features; and the regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all Contracts sold pursuant to this Registration Statement, including those sold under the terms specifically described in the prospectus(es) contained herein, or any variations therein, based on supplements, endorsements, or riders to any Contracts or prospectus(es), or otherwise.

                                   Signatures

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the Township of Northfield, State of Illinois, on the 21st day of February, 2003.

               Glenbrook Life AIM Variable Life Separate Account A
                                  (Registrant)

                                By: Glenbrook Life and Annuity Company
                                        (Depositor)

                                By: /s/Michael J. Velotta
                                   --------------------------
                                      Michael J. Velotta
                                      Senior Vice President, Secretary and
                                          General Counsel


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following Directors and Officers of Glenbrook Life and Annuity Company on the 21st day of February, 2003.


*/CASEY J. SYLLA
Chairman of the Board, President and Director (Principal Executive Officer)
------------------
Casey J. Sylla


/s/MICHAEL J. VELOTTA
Senior Vice President, Secretary, General Counsel and Director
-----------------
Michael J. Velotta


*/MARGARET G. DYER
Senior Vice President and Director
------------------
Margaret G. Dyer


*/MARLA G. FRIEDMAN
Senior Vice President and Director
------------------
Marla G. Friedman



*/JOHN C. LOUNDS
Senior Vice President and Director
------------------
John C. Lounds



*/J. KEVIN MCCARTHY Senior Vice President and Director
------------------
J. Kevin McCarthy


*/SAMUEL H. PILCH
Group Vice President, Controller, and Director (Principal Accounting Officer)
------------------
Samuel H. Pilch


*/STEVEN E. SHEBIK
Senior Vice President, Chief Financial Officer and Director
                        (Principal Financial Officer)
------------------
Steven E. Shebik


*/ERIC A. SIMONSON
Senior Vice President, Chief Investment Officer and Director
-----------------
Eric A. Simonson


*/By Michael J. Velotta, pursuant to Powers of Attorney previously filed or filed herewith.

                                  EXHIBIT INDEX

Exhibit Number              Description

EXHIBITS TO BE FILED VIA AMENDMENT


(l)     Actuarial opinion and consent.
(m)     Calculation of Hypothetical Illustration values.
(n)(i)  Consent of Foley & Lardner (n)(ii) Consent of Deloitte & Touche LLP
(r)(iv) Power of Attorney for Casey J. Sylla, Eric A. Simonson, and
        Michael J. Roche
(s)     Independent Auditor's Awareness Letter